       As filed with the Securities and Exchange Commission on February 11, 2003
                                                Securities Act File No. 33-20957
                                       Investment Company Act File No. 811-05451


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-lA

             Registration Statement Under The Securities Act Of 1933

                        Pre-Effective Amendment No.__                     | |


                       Post-Effective Amendment No. 19                    |X|


                                     and/or

         Registration Statement Under The Investment Company Act Of 1940


                                 Amendment No. 20                         |X|
                        (Check appropriate box or boxes)


                               USLICO SERIES FUND
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

    Kimberly A. Anderson                                    With Copies To:
    ING Investments, LLC                                Jeffrey S. Puretz, Esq.
7337 E. Doubletree Ranch Road                                   Dechert
    Scottsdale, AZ 85258                                 1775 Eye Street, N.W.
                                                         Washington, D.C. 20006

   (Name and Address of Agent for Service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box):


| | Immediately upon filing pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | on (date) pursuant to paragraph (b)
|X| on May 1, 2003 pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

| | This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                               USLICO SERIES FUND

                                   PROSPECTUS


                                  MAY 1, 2003


         The four Portfolios of the USLICO Series Fund are as follows:

                              The Stock Portfolio

                           The Money Market Portfolio

                               The Bond Portfolio

                         The Asset Allocation Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
     SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                [ING FUNDS LOGO]

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Types of Investors for Whom the Fund is Intended............    2
The Stock Portfolio -- Risk/Return Summary..................    3
The Money Market Portfolio -- Risk/Return Summary...........    4
The Bond Portfolio -- Risk/Return Summary...................    5
The Asset Allocation Portfolio -- Risk/Return Summary.......    6
Performance Information for Last 10 Years...................    7
Total Net Expenses..........................................   13
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Stock Portfolio......................   14
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Money Market Portfolio...............   15
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Bond Portfolio.......................   16
Investment Objectives, Principal Investment Strategies, and
  Related Risks of the Asset Allocation Portfolio...........   17
General Portfolio Policies..................................   18
Risk Factors and Special Considerations.....................   19
Management of the Portfolios................................   20
Other Expenses..............................................   21
Pricing of Portfolio Shares.................................   21
Distributions and Taxes.....................................   22
Financial Highlights........................................   23


To obtain more information please refer to the back cover.

                TYPES OF INVESTORS FOR WHOM THE FUND IS INTENDED


     Shares of the USLICO SERIES FUND (the "Fund") are sold only to insurance companies and are used to fund variable life insurance policies ("Policies"). The Policies were offered by ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York (the "insurance companies") and sold with a prospectus describing the Policies and with a prospectus of the Fund. The insurance companies are affiliated with ING Investments, LLC ("the Investment Manager"). The Fund has four different series, each with different investment objectives and strategies. The series are the: (1) Stock Portfolio; (2) Money Market Portfolio; (3) Bond Portfolio; and (4) Asset Allocation Portfolio (each, a "Portfolio", and collectively, the "Portfolios"). Because Policy owners may instruct the insurance companies which Portfolio(s) they want to use to fund their Policies, this prospectus gives you important information about the Portfolios which you should know about before investing. Please read this prospectus and keep it for future reference.

                              THE STOCK PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                The Stock Portfolio seeks intermediate and
                                long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

INVESTMENT FOCUS:               U.S. Common Stocks with medium to large market
                                capitalizations.


PRINCIPAL INVESTMENT
STRATEGIES:                     -  Investing in stocks having significant
                                   potential for capital appreciation, or in common stocks principally for their income potential through dividends and option writing, or in common stocks having a mix of these characteristics.


                                -  Investing primarily in common stocks.


                                - Under normal market conditions, investing at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. The Portfolio normally invests in companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index).


                                -  Potentially investing in companies with
                                   smaller or medium market capitalizations.

                                -  Investing primarily in domestic issuers.


                                - Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments. The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

                                - Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           THE MONEY MARKET PORTFOLIO

RISK/RETURN SUMMARY


INVESTMENT GOAL:                Seeks maximum current income consistent with
                                preservation of capital and liquidity.


INVESTMENT FOCUS:               Short-term U.S. Government Securities and Money
                                Market instruments.

PRINCIPAL INVESTMENT
STRATEGIES:                     Purchasing U.S. Government Securities and U.S.
                                dollar denominated high quality money market instruments rated A-1 by Standard & Poor's
                                Ratings Group ("S&P") or P-1 by Moody's
                                Investors Service, Inc. ("Moody's"), and repurchase agreements.

PRINCIPAL INVESTMENT RISKS:     -  Insolvency Risk. Defaults in paying principal
                                   and/or interest by an issuer.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a U.S.
                                   Government or a money market security to decrease.

                                -  Financial Services Exposure. Changes in
                                   government regulation or economic downturns can have a significant negative effect on issuers in the financial services sector.

                                - Issuer-Specific Changes. A decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

                                -  U.S. Government Securities. Some U.S.
                                   Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates. If an obligation, such as obligations issued by the Federal Home Loan Bank, is supported only by the credit of the agency or instrumentality issuing the obligation, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment. Securities directly supported by the full faith and credit of the United States have less credit risk.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

                               THE BOND PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                High level of income consistent with prudent
                                risk and the preservation of capital.


INVESTMENT FOCUS:               Investment grade fixed income
                                securities -- rated in top four rating
                                categories of either S&P or Moody's.



PRINCIPAL INVESTMENT
STRATEGIES:                     -  Under normal market conditions, the Portfolio
                                   invests at least 80% of its assets in
                                   investment-grade fixed-income securities. The
                                   Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.


                                -  Managing the Portfolio to have similar
                                   overall interest rate risk to the Lehman
                                   Brothers Aggregate Bond Index.

                                - Allocating assets across different market sectors and maturities.

                                - Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer to select investments.


                                - The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


PRINCIPAL INVESTMENT RISKS:     -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of a bond to decrease.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.

                                - Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market or economic developments in those countries.

                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income is received due to prepayment in a lower interest rate environment.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         THE ASSET ALLOCATION PORTFOLIO

RISK/RETURN SUMMARY

INVESTMENT GOAL:                Seeks to obtain high total return with reduced
                                risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

INVESTMENT FOCUS:               U.S. Common Stocks, investment grade bonds and
                                money market instruments.

PRINCIPAL INVESTMENT
STRATEGIES:                     -  Allocating the Portfolio's assets among
                                   stocks, bonds, and short-term money market instruments.

                                -  Adjusting allocation among asset classes.

                                -  Investing primarily in domestic issuers.

                                - Analyzing an issuer using fundamental and/or quantitative factors and evaluating each security's current price relative to estimated long-term value to select investments.

                                - Entering into repurchase agreements maturing in seven days or less.


                                - The Investment Manager may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities it believes are more promising.


PRINCIPAL INVESTMENT RISKS:     -  Stock Market Volatility. Stock markets are
                                   volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.
                                   Different parts of the market can react
                                   differently to these developments.

                                -  Interest Rate Changes. Interest rate
                                   increases can cause the price of a debt
                                   security to decrease.

                                -  Insolvency Risk. Default in payment of
                                   principal and/or interest by an issuer.

                                - Credit Risk. A decline in the credit quality of an issuer can cause the price of its bond to decrease.

                                - Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

                                - Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change and less income if called in a lower interest rate environment.

                                - Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

                                - Changes in Values. Values are not guaranteed, you may lose money. When you sell your shares of the Portfolio, they could be worth more or less than what you paid for them.

                                - Not Guaranteed by FDIC. An investment in the Portfolio is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                   PERFORMANCE INFORMATION FOR LAST 10 YEARS

     The bar charts and the performance information listed on the following pages illustrate the risks and volatility of investing in the Portfolios. The charts shows the changes in each Portfolio's performance from year to year for the past 10 calendar years. The additional information shows the highest and lowest returns for a quarter during those 10 years and compares its average annual returns for 1, 5 and 10 years to an index. How each Portfolio has performed in the past is not an indication of how it will perform in the future.

     The bar charts reflect the management fees and expenses of the Portfolio but the performance figures do not reflect charges assessed by the insurance company separate accounts. If such charges had been reflected, the returns would be less than those shown below. Performance assumes reinvestment of income and capital gain distributions.

                    PERFORMANCE OF THE STOCK PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]

  1993   1994    1995   1996    1997    1998    1999    2000      2001     2002
  ----   -----   ----   -----   -----   -----   ----   -------   ------   ------
  10.53   2.76   31.92  22.90   25.06    6.00   30.08  -19.94    -41.06

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
            %                     %
 Three months ended     Three months ended


COMPARING RETURNS WITH THE S&P 500 INDEX


     This table compares the Stock Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002, to those of the S&P 500 Index.



                                  1 YEAR          5 YEARS         10 YEARS
                                  -------         -------         --------
Stock Portfolio                         %              %                %
S&P 500 Index                           %              %                %


INFORMATION ON THE S&P 500 INDEX

     The Standard and Poor's 500 Index (S&P 500 Index) is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. You cannot invest directly in the index. It does not have an investment adviser and does not pay any fees or expenses. If it had expenses, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------


(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, ING Investments, LLC served as the sub-adviser to the Stock Portfolio, and ReliaStar Investment Research, Inc. ("RIRI"), an affiliate of ING Investments, LLC, managed the Portfolio. Prior to October 1, 1999, the Stock Portfolio was managed by a different sub-adviser. Prior to November 25, 2002, the Portfolio operated under a different investment strategy.


(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                PERFORMANCE OF THE MONEY MARKET PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]

  1993   1994   1995   1996   1997   1998   1999   2000   2001   2002
  ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
  2.00   4.00   5.00   5.00   5.00   5.00   5.00   5.59   3.14

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
           %                      %
 Three months ended     Three months ended


THE PORTFOLIO'S AVERAGE ANNUAL RETURNS


     This table provides information on the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002:



                                   1 YEAR         5 YEARS         10 YEARS
                                   ------         -------         --------
Money Market Portfolio                 %               %               %


THE PORTFOLIO'S SEVEN DAY YIELD


     The Portfolio's 7-day yield, as of the end of December 31, 2002, was %. The 7-day yield is an annualized figure - the amount earned if the investment is kept in the Portfolio and the Portfolio continued to earn the same net interest income throughout the year.


---------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                    PERFORMANCE OF THE BOND PORTFOLIO(1)(2)

                              [PERFORMANCE CHART]

  1993     1994    1995    1996    1997    1998    1999    2000    2001   2002
  -----   ------   -----   -----   -----   ----   ------   -----   ----   ----
  10.48   -3.72    18.07    2.70    7.09   4.30   -2.87     6.74   6.47

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
           %                      %
 Three months ended     Three months ended


COMPARING RETURNS WITH THE LEHMAN BROTHERS AGGREGATE BOND INDEX


     This table compares the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002 to those of the Lehman Brothers Aggregate Bond Index.



                                       1 YEAR         5 YEARS         10 YEARS
                                       ------         -------         --------
Bond Portfolio                              %              %               %
Lehman Brothers Aggregate Bond Index        %              %               %


INFORMATION ON THE LEHMAN BROTHERS AGGREGATE BOND INDEX

     The Lehman Brothers Aggregate Bond Index (Lehman Bond Index) is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those securities held in the Portfolio. You cannot invest directly in an index. It does not have an investment adviser and does not pay any fees or expenses. If it had expenses, its performance would be lower. In order to outperform the index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.

------------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

             PERFORMANCE ON THE ASSET ALLOCATION PORTFOLIO(1)(2)(3)

                              [PERFORMANCE CHART]

  1993     1994    1995    1996    1997    1998    1999     2000     2001      2002
  -----   ------   -----   -----   -----   -----   -----   ------   -------   ------
  10.83   -1.33    25.15   12.44   16.62    5.51   15.10   -9.80    -20.09

BEST AND WORST QUARTER DURING LAST 10 YEARS


    BEST QUARTER          WORST QUARTER
    %                      %
Three months ended     Three months ended


COMPARING RETURNS WITH THE S&P 500 AND LEHMAN INDICES


     This table compares the Portfolio's average annual total returns for 1, 5 and 10 years ended December 31, 2002 to those of the S&P 500 and Lehman Indices.



                                       1 YEAR          5 YEARS         10 YEARS
                                       -------         -------         --------
Asset Allocation Portfolio                   %              %                %
S&P 500 Index                                %              %                %
Lehman Brothers Aggregate Bond Index         %              %                %


INFORMATION ON THE S&P 500 AND LEHMAN INDICES

     The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets. Calculations of its performance assumes reinvestment of dividends. The Lehman Bond Index is an unmanaged index that measures the performance of fixed income securities that are similar, but not identical, to those securities held in the Portfolio.

     You cannot invest directly in either the S&P or the Lehman Bond Index. Neither has an investment adviser and neither pays any fees or expenses. If an index had expenses, its performance would be lower. In order to outperform an index over any specific time frame, a fund must return to investors an amount greater than that provided by the index plus total operating expenses.
------------------

(1) ING Investments, LLC has been the Portfolio's investment adviser since May 11, 2001; however, prior to May 11, 2001, ING Investments, LLC served as the sub-adviser to the equity portion of the Asset Allocation Portfolio, and RIRI, an affiliate of ING Investments, LLC, managed the Portfolio.

(2) Prior to October 1, 1999, the equity portion of the Asset Allocation Portfolio was managed by a different sub-adviser.

(3) These figures do not reflect expenses or charges which are or may be imposed under your Policies, and would be lower if they did.

                               TOTAL NET EXPENSES



     The table that follows shows the estimated operating expenses paid each year by the Portfolios. These estimated expenses are based on the expenses paid by the Portfolios in the year 2002. Actual expenses paid by the Portfolios may vary from year to year.



     Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Portfolios are not parties to that variable contract, but are merely investment options made available to you by your insurance company under your variable contract. The fees and expenses of the Fund are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.



     SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT). There are no fees or sales loads charged to your account when you buy or sell shares of the Portfolios.



OPERATING EXPENSES PAID EACH YEAR BY THE PORTFOLIOS(1)


(as a % of average net assets)



                                                                                         WAIVERS,
                                                                           TOTAL      REIMBURSEMENTS      TOTAL NET
                                    MANAGEMENT   SERVICE      OTHER      OPERATING          AND             FUND
FUND                                   FEES       FEES     EXPENSES(3)   EXPENSES      RECOUPMENT(2)     EXPENSES(2)
----                                ----------   -------   -----------   ---------   -----------------   -----------
 Stock Portfolio                %                  N/A
 Money Market Portfolio                            N/A
 Bond Portfolio                                    N/A
 Asset Allocation Portfolio                        N/A



[(1) This table shows the estimated operating expenses for shares of the Portfolios as a ratio of expenses to average daily net assets. These estimates are based on the Portfolios' actual operating expenses for its most recently completed fiscal year and fee waivers to which the Adviser has agreed for the Fund.



(2) The Policies contain a contractual provision limiting the annual amount Policyholders can be charged for management fees to 0.25%. Any management fees above that amount are paid by the insurance companies. If this limit, which is contractual, was not available, the management fees paid by the Portfolios would have been: Stock, 0.50%; Money Market, 0.50%; Bond, 0.50%; and Asset Allocation, 0.50%.



    ING Investments and each Portfolio have entered into a contractual agreement limiting each Portfolio's other expenses to 0.65% of the Portfolio's average daily net assets. Absent these waivers and the waiver of the management fee,
    Total Expenses paid by the portfolios would have been: Stock,    %; Money
    Market,    %; Bond,    %; and Asset Allocation,    %. For each Portfolio,
    the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the expense limitation agreement at least 30 days prior to the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' prior notice to the Adviser, or upon termination of the investment management agreement.



(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.



EXAMPLES



     The examples that follow are intended to help you compare the cost of investing in the Portfolios with the cost of investing in other variable Portfolios. The examples do not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy. Each example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



FUND                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
----                                            ------     -------     -------     --------
Stock Portfolio                           $       --          --           --          --
Money Market Portfolio
Bond Portfolio
Asset Allocation Portfolio

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE STOCK PORTFOLIO

     The information below is intended to provide detailed information on the Stock Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVES

     The Stock Portfolio's primary objective is to achieve intermediate and long-term growth of capital. Its secondary objective is to receive a reasonable level of income.

PRINCIPAL INVESTMENT STRATEGIES


     The Stock Portfolio invests primarily in U.S. common stocks listed on national securities exchanges, and believed to have significant potential for capital appreciation, or in common stocks principally for their income potential through dividends and option writing, or in common stocks having a mix of these characteristics. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. No more than 25% of the Portfolio's assets are invested in a single industry and no more than 5% may be invested in any single company.


     The Portfolio's investments are rotated among various market sectors based on the Investment Manager's research and view of the economy. The Portfolio may buy and sell securities frequently, resulting in portfolio turnover and higher transaction costs.

     From time to time the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U.S. securities exchange or board of trade. It will do so when the portfolio manager believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this prospectus.)

     This Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolio may invest in U.S. Government securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government Securities. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

THE RISKS OF INVESTING

     Since the Stock Portfolio invests primarily in U.S. common stocks, its returns may, and probably will, vary. Your cash values and maybe the death benefit of your Policy will vary with the investment performance of the Portfolio(s) you select. Poor performance could result in the cash values in your insurance policy declining. Loss of money is a risk of investing in the Stock Portfolio. The Portfolio is intended as a long-term investment vehicle for variable life insurance policies and is not designed to provide policy owners with a means of speculating on short-term stock market movements. There is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Participation in the options market involves investment risks and transaction costs, which the Portfolio would not be subject to if it didn't use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used. Neither the Fund, the investments of the Stock Portfolio, the Policies' cash values, nor its death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate results in higher transaction costs which are borne by the Portfolio.

     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                  RELATED RISKS OF THE MONEY MARKET PORTFOLIO

     The information below is intended to provide detailed information on the Money Market Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE

     The Money Market Portfolio's primary objective is to seek maximum current income consistent with the preservation of capital and the maintenance of liquidity by investing in "money market" instruments meeting specified quality standards.

PRINCIPAL INVESTMENT STRATEGIES

     The Money Market Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 12 months or less from the date of purchase, and may include the following: U.S. Government securities; commercial paper maturing in nine months or less from the date of purchase if rated A-1 by S&P or Prime-1 by Moody's, or debt obligations rated at least AA by S&P or at least Aa by Moody's, repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.

     The Portfolio will not invest in any fixed-time deposit maturing in more than 7 days if, as a result, more than 10% of the value of its total assets would be invested in such fixed-time deposits and other illiquid securities. The Portfolio may also invest in fixed-time or other deposits with a state-chartered bank that acts as custodian to the Fund, provided that any such bank has total assets of $2 billion or more. The Portfolio may also purchase obligations that mature in 12 months or less from the date of purchase if the obligation is accompanied by a guarantee of principal and interest provided that the guarantee is that of a bank or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Portfolio. The Portfolio is required to maintain an average weighted maturity of not more than 90 days and invest exclusively in securities that mature within 397 days. All investments by the Portfolio are limited to United States dollar-denominated investments. The Portfolio may not invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S. Government securities and the 25% limit does not apply to the Money Market Portfolio for securities or obligations issued by U.S. banks.

THE RISKS OF INVESTING

     Since the Money Market Portfolio invests primarily in Money Market instruments, one risk is a default by an issuer and its loss to the Portfolio of principal and/or interest payments. An additional risk is the Portfolio not maintaining a value of $1.00 per share. When interest rates decline, the performance return for this Portfolio will decline. In that environment your net performance return may be relatively small. There is no assurance the investment objectives will be achieved.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Neither the Fund nor the investments of the Money Market Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.


          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                      RELATED RISKS OF THE BOND PORTFOLIO

     The information below is intended to provide detailed information on the Bond Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVES


     The Bond Portfolio's primary objective is to provide a high level of income consistent with prudent investment risk and the preservation of capital by investing primarily in investment-grade intermediate to long-term fixed income securities. As a secondary objective, the Portfolio seeks capital appreciation when consistent with its principal objective.


PRINCIPAL INVESTMENT STRATEGIES


     Under normal conditions, the Portfolio invests at least 80% of its assets in investment-grade fixed income securities. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. To achieve its objective, the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) convertible and non-convertible debt securities or, if not rated, of equivalent quality in the judgment of the Investment Manager. The Portfolio may also invest in U.S. Government securities, commercial paper, certificates of deposit, and other money market instruments including repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government. The Portfolio will not invest in common stocks, rights, or other equity securities.



     Generally, turnover rates have been relatively low but on occasion the Portfolio has bought and sold securities frequently resulting in portfolio turnover and higher transaction costs.


     The weighted average maturity of the securities in the Portfolio will vary from time to time depending upon the judgment of the Investment Manager as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed-income securities. Under normal circumstances, more than 80% of the Portfolio's assets will be invested in fixed-income securities, including convertible and non-convertible debt securities.

THE RISKS OF INVESTING


     Since shares of the Portfolio normally represent an investment primarily in debt securities with market prices that may vary, the value of the Portfolio's shares will vary as the aggregate value of the Portfolio's investments increases or decreases. Although the Portfolio will invest only in investment-grade fixed income securities, the market price of the Portfolio's securities will likely be affected by changes in interest rates since the market value of debt obligations may be expected to rise and fall inversely with interest rates generally. As interest rates rise, the market value of fixed-income securities will likely fall, adversely affecting the value of the Portfolio. Debt obligations with longer maturities that typically provide the best yield will subject the Portfolio to relatively greater price fluctuations than shorter-term obligations. The Portfolio is intended as a long-term investment vehicle for Policies. However, there is no assurance the investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the Lehman Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns less than those indices.

     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Neither the Fund nor the investments of the Portfolio are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate results in higher transaction costs which are borne by the Portfolio.

     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and the portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

          INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, AND
                RELATED RISKS OF THE ASSET ALLOCATION PORTFOLIO

     The information below is intended to provide detailed information on the Portfolio's investment objectives, strategies used in seeking to achieve those objectives and the risks of investing in this Portfolio.

INVESTMENT OBJECTIVE

     The Portfolio's primary objective is to achieve high total return, consistent with prudent investment risk by investing in common stocks and other equity securities, investment grade intermediate to long-term debt obligations and high quality money market instruments.

PRINCIPAL INVESTMENT STRATEGIES

     The Portfolio allocates its assets into three broad categories: (1) U.S. common stocks and other equity securities believed to offer above average growth potential; (2) intermediate to long-term investment grade bonds; and (3) high quality money market instruments. Under normal circumstances at least 30% of its assets will be invested in common stocks and other equity securities, at least 20% in investment grade bonds and the remainder in money market instruments. With certain exceptions for money market investments, no more than 25% of the assets of the Portfolio are invested in a single industry and no more than 5% may be invested in any single company.

     The equity investments are rotated among various market sectors based on the Investment Manager's research and view of the economy. The Portfolio may buy and sell equity securities frequently, resulting in portfolio turnover and higher transaction costs.

     From time to time the equity portion of the Portfolio will, on its common stock portfolio, write covered call options that are traded on a U. S. securities exchange or board of trade. It will do so when the portfolio manager believes the price of the stock will remain relatively stable, thus allowing the Portfolio to enjoy the premium income and enhance its return. (See "Options" under "Risk Factors and Special Considerations" in this prospectus.)


     The bond portion of the Portfolio invests primarily in securities rated in the top four rating categories of either S&P (AAA, AA, A, and BBB) or Moody's (Aaa, Aa, A, and Baa) or, if not rated, of equivalent quality in the judgment of the Investment Manager. This Portfolio will retain a flexible approach to the investment of funds and the portfolio composition may vary with the economic outlook. The Portfolio may invest in U.S. Governmental securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

     The Money Market portion of the Portfolio may invest only in high-quality instruments with a maturity or remaining maturity of 12 months or less from the date of purchase, and may include the following: U.S. Government securities; commercial paper maturing in nine months or less from the date of purchase if rated A-1 by S&P or Prime-1 by Moody's, or debt obligations rated at least AA by S&P or at least Aa by Moody's. The Portfolio may also invest in repurchase agreements maturing in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities; and negotiable certificates of deposit, bankers' acceptances, fixed-time deposits, and other obligations of federally chartered domestic banks, savings banks, or savings and loan associations having total assets of $1 billion or more.

THE RISKS OF INVESTING


     Since the Portfolio invests in U.S. common stocks, investment grade fixed income securities and Money Market instruments, its returns may, and probably will, vary. Your cash values and maybe the death benefit of your Policy will vary with the investment performance of the Portfolio(s) you select. Poor investment performance may result in the cash values in your insurance Policy declining. Loss of money is a risk of investing in the Portfolio. There is no assurance the Portfolio's investment objectives will be achieved. While the Portfolio may compare its performance returns, for benchmark purposes, to the performance returns of broad based indices such as the S&P 500 Index and the Lehman Bond Index, the Portfolio is not managed to replicate the securities contained in those indices, and may achieve returns lower than those of the indices.


     In entering into a Repurchase Agreement, the Portfolio bears the risk of loss in the event the other party to the transaction defaults on its obligations. In such a case the Portfolio would be delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Participation in the options market involves investment risks and transaction costs which the Portfolio would not be subject to if it did not use this strategy. If its predictions of price movement are inaccurate, the Portfolio might be in a worse position than if the strategy were not used.

     Neither the Fund, the investments of the Portfolio, the Policies' cash values, nor the death benefit are guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     Annual portfolio turnover rate can exceed 100%. A 100% turnover rate occurs if all of the Portfolio's investments were sold and either repurchased or replaced in a year. A higher portfolio turnover rate results in higher transaction costs which are borne by the Portfolio.

     The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Investment Manager and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                           GENERAL PORTFOLIO POLICIES

DIVERSIFICATION

     Each Portfolio operates as a "diversified" fund. In addition, each Portfolio intends to conduct its operations so that it will comply with diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and qualify as a "regulated investment company." In order to qualify as a regulated investment company, each Portfolio must limit its investments so that at the close of each quarter of the taxable year, with respect to at least 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer. The Code requires that not more than 25% in value of each Portfolio's total assets may be invested in the securities of a single issuer at the close of each quarter of the taxable year. These restrictions do not apply to investments in U.S. government securities. The 25% limit does not apply to the Money Market Portfolio or the Bond Portfolio for securities or obligations issued by U.S. Banks.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The following risk factors are applicable to all Portfolios:

GENERALLY

     The value of a Portfolio's investments, and as a result the net asset value of the Portfolio shares, will fluctuate in response to changes in the market and economic conditions as well as the financial condition and prospects of issuers in which the Portfolio invests. Because of the risks associated with the Fund's investments, the Fund is intended as a long term investment vehicle for Policies and is not designed to provide policyholders with a means of speculating on short-term stock or bond market movements. While the Portfolios may compare their total returns for benchmarking purposes to the total returns of broad based securities indices (such as the S&P 500), the Portfolios are not managed to replicate the securities contained in such indices and therefore may achieve returns which are less than such indices.

     Investments in Foreign Securities. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

     Corporate Debt Securities. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of a Portfolio's debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

     One measure of risk for fixed income securities is duration. Duration is one of the tools used by a Portfolio Manager in selection of fixed income securities. Historically, the maturity of a bond was used as a proxy for the sensitivity of a bond's price to changes in interest rates, otherwise known as a bond's "interest rate risk" or "volatility". According to this measure, the longer the maturity of a bond, the more its price will change for a given change in market interest rates. However, this method ignores the amount and timing of all cash flows from the bond prior to final maturity. Duration is a measure of average life of a bond on a present value basis, which was developed to incorporate a bond's yield, coupons, final maturity and call features into one measure. For point of reference, the duration of a noncallable 7% coupon bond with a remaining maturity of 5 years is approximately 4.5 years, and the duration of a noncallable 7% coupon bond with a remaining maturity of 10 years is approximately 8 years. Material changes in interest rates may impact the duration calculation.

     U.S. Government Securities. Some U.S. Government agency securities may be subject to varying degrees of credit risk, particularly those not backed by the full faith and credit of the United States Government. All U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

     Convertible Securities. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.

     Repurchase Agreements. In entering into a repurchase agreement, the Portfolio bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Portfolio is delayed, or prevented from, exercising its rights to dispose of the underlying securities, including the risk of possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

     Temporary Defensive Strategies. When the Investment Manager anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies as a defensive measure. To the extent that a Portfolio invests defensively, it likely will not achieve its investment objective.

     The following risk factor is applicable to the Stock and Asset Allocation
Portfolios:

     Options. Participation in the options market involves investment risks and transaction costs to which the Portfolio would not be subject, absent the use of this strategy. If predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Portfolio may leave it in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependency on the ability of the Portfolio Manager, as the case may be, to predict correctly movements in the direction of interest rates and securities prices; (b) imperfect correlation between the price of options and movements in the prices of the securities; (c) the fact that the skills needed to use these strategies are unique to this investment technique; and (d) the possible need to defer closing out certain positions.

                          MANAGEMENT OF THE PORTFOLIOS

INVESTMENT MANAGER

     ING Investments, LLC (Investment Manager or ING Investments), formerly ING Pilgrim Investments, LLC (ING Pilgrim), an Arizona limited liability company, serves as the investment adviser to each of the Portfolios. ING Investments has overall responsibility for the management of the Portfolios. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.


     ING Investments is registered as an investment adviser with the United States Securities and Exchange Commission. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.


     Prior to May 11, 2001, ReliaStar Investment Research, Inc. ("RIRI") (formerly, Washington Square Advisers, Inc.), 100 Washington Avenue, Minneapolis, MN, 55401, an affiliate of the insurance companies issuing the Policies, served as the investment adviser to the Fund's four Portfolios and was responsible for the day-to-day management of the Money Market and Bond Portfolios, and the non-equity portion of the Asset Allocation Portfolio and other business affairs.


     As of March 31, 2003, ING Investments managed over      billion in assets.


     ING Investment's principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


     The Investment Manager furnishes continuous advice and recommendations concerning the Portfolios' investments. It also furnishes certain administrative, compliance, legal and accounting services for the Portfolios, and it or its affiliated companies may be reimbursed by the Portfolios for its costs (up to a cap of 0.90% of each Portfolio's average daily net assets) in providing those services. In addition, employees of companies affiliated with the Investment Manager serve as officers of the Fund, and these companies provide office space for the Portfolios and pay the salaries, fees and expenses of certain officers of the Portfolios.

     Under its Investment Advisory Agreement, the Investment Manager is compensated for its services at a quarterly fee based on an annual percentage of the average daily net assets of each Portfolio. For each Portfolio, the Fund pays the Investment Manager a fee at a maximum annual rate based on the following schedule:

     - 0.50% of the first $100 million of the average daily net assets of the Portfolio

     - 0.45% of the average daily net assets of the Portfolio in excess of $100 million.

PORTFOLIO MANAGERS


     Since November 2002, the Stock Portfolio and the equity portion of the Asset Allocation Portfolio have been managed by Mary Lisanti and James A. Vail.



     Ms. Lisanti is the Executive Vice President and Chief Investment
Officer -- Domestic Equities of ING Investments. Before joining ING Pilgrim in 1999, Ms. Lisanti was Executive Vice President and Chief Executive
Officer -- Domestic Equities with Northstar Investment Management Corp. which subsequently merged into ING Investments. From 1996 to 1998, Ms. Lisanti was a Portfolio Manager at Strong Capital Management.



     Mr. Vail is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has 25 years of investment experience. Prior to joining ING Pilgrim in July 2000, he was a Vice President at Lexington (which was
acquired by ING's parent company in July 2000) since          .



     Since November 2, 2000, Denis P. Jamison has been responsible for the day-to-day management of the Money Market Portfolio and that portion of the Asset Allocation Portfolio which invests in money market assets. Mr. Jamison serves as Senior Vice President and Senior Portfolio Manager of ING Investments. Prior to July 2000, he was a Senior Vice President at Lexington Management Corporation (which was acquired by ING Investments' parent company in July 2000)
since          .



     The Bond Portfolio and the fixed income component of The Asset Allocation Portfolio are managed by a team of investment professionals.


PRIVACY POLICY


     The Funds have adopted a policy concerning investor privacy. To review the privacy policy, contact a shareholder servicing representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.


                                 OTHER EXPENSES

     The Fund bears all costs of its operations. Such costs include fees to the investment adviser, shareholder servicing costs, trustees' fees and expenses, legal, accounting services, auditing fees, custodian fees, printing and supplies, registration fees, and others. Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to the net assets of each Portfolio.


                          PRICING OF PORTFOLIO SHARES


     The price of Portfolio shares is based on the Portfolio's net asset value
(NAV). All purchases, redemptions and exchanges will be processed at the NAV next calculated after a request is received and accepted by the Portfolio. The Portfolio's NAV is calculated at the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Standard time) each day that the NYSE is open. The NAV of Portfolio shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). In order to receive a day's price, the order must be received by the close of the regular trading session of the NYSE. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days of the date of acquisition are valued at amortized cost, which approximates market value.

                            DISTRIBUTIONS AND TAXES

     To avoid taxation, the Internal Revenue Code requires the Fund to distribute net income and any net capital gains realized on its investments annually. The Fund's income from dividends and interest and any net realized short-term capital gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

     As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

     Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

     In order for the separate accounts to comply with regulations under Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand each Portfolio's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product.


     The information for the years ended December 31, 2002, 2001 and 2000 has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available on request at no charge, by calling 1-800-992-0180. The information for the prior years was audited by another firm.

                               USLICO SERIES FUND
                                STOCK PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002     2001(2)    2000         1999      1998
PER SHARE OPERATING PERFORMANCE:                               ----     -------    ----         ----      ----
Net asset value, beginning of year                                      $ 12.42   $ 16.06      $ 13.64   $ 13.50
Income (loss) from investment operations:
  Net investment income (loss)                                            -0.05     -0.02         0.12      0.20
  Net realized and unrealized gains (losses) on investments               -5.05     -3.18         3.93      0.62
                                                                        -------   -------      -------   -------
Total from investment operations                                          -5.10     -3.20         4.05      0.82
Distributions:
  Distribution of net investment income                                      --        --        -0.13     -0.20
  Distribution of realized capital gains                                     --     -0.44        -1.50     -0.48
                                                                        -------   -------      -------   -------
  Net asset value, end of year                                          $  7.32   $ 12.42      $ 16.06   $ 13.64
                                                                        =======   =======      =======   =======
Total return(1)                                                          -41.06%   -19.94%       30.08%     6.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                          $14,972   $26,513      $34,493   $27,774
Ratio of expenses to average net assets after reimbursement                0.90%     0.62%        0.90%     0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                            1.42%     0.87%        1.15%     1.00%
Ratio of net investment income (loss) to average net assets               -0.61%    -0.11%        0.84%     1.49%
Portfolio turnover rate                                                     510%   365.49%      305.87%   172.22%


------------------

(1) Total return is calculated assuming reinvestments of all dividends and capital gain distributions at net asset value.


(2) Effective May 11, 2001, ING Investments, LLC ceased serving as sub-adviser to the Portfolio and began serving as Investment Manager to the Portfolio.

                               USLICO SERIES FUND
                             MONEY MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002    2001(2)       2000        1999     1998
PER SHARE OPERATING PERFORMANCE:                               ----    -------       ----        ----     ----
Net asset value, beginning of year                                     $ 1.00       $ 1.00      $ 1.00   $ 1.00
Income from investment operations:
  Net investment income                                                  0.03         0.05        0.04     0.05
  Net realized and unrealized gains (losses) on investments                --           --          --       --
                                                                       ------       ------      ------   ------
Total from investment operations                                         0.03         0.05        0.04     0.05
Distributions:
  Distribution of net investment income                                 -0.03        -0.05       -0.04    -0.05
  Distribution of realized capital gains                                   --           --          --       --
                                                                       ------       ------      ------   ------
  Net asset value, end of year                                         $ 1.00       $ 1.00      $ 1.00   $ 1.00
                                                                       ======       ======      ======   ======
Total return(1)                                                          3.14%        5.59%(1)    5.00%    5.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                         $6,400       $6,331      $6,058   $5,964
Ratio of expenses to average net assets after reimbursement              0.90%        0.90%       0.90%    0.75%
Ratios of expenses to average net assets prior to
  reimbursement                                                          1.63%        1.34%       1.15%    1.00%
Ratio of net investment income to average net assets                     3.13%        5.45%       4.27%    4.79%
Portfolio turnover rate                                                   N/A          N/A         N/A      N/A


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.


(2) Effective May 11, 2001, ING Investments, LLC became Investment Manager to the Portfolio.

                               USLICO SERIES FUND
                                 BOND PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002    2001(2)       2000        1999     1998
PER SHARE OPERATING PERFORMANCE:                               ----    -------       ----        ----     ----
Net asset value, beginning of year                                     $ 9.21       $ 9.01      $ 9.74   $10.00
Income (loss) from investment operations:
  Net investment income                                                  0.48         0.40        0.46     0.55
  Net realized and unrealized gains (losses) on investments              0.11         0.20       -0.73    -0.13
                                                                       ------       ------      ------   ------
Total from investment operations                                         0.59         0.60       -0.27     0.42
Distributions:
  Distribution of net investment income                                 -0.39        -0.40       -0.46    -0.55
  Distribution of realized capital gains                                   --           --          --    -0.13
                                                                       ------       ------      ------   ------
  Net asset value, end of year                                         $ 9.41       $ 9.21      $ 9.01   $ 9.74
                                                                       ======       ======      ======   ======
Total return(1)                                                          6.47%        6.74%      -2.87%    4.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                         $2,846       $2,881      $2,765   $2,832
Ratio of expenses to average net assets after reimbursement              0.90%        0.90%       0.90%    0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                          2.15%        1.83%       1.15%    1.00%
Ratio of net investment income to average net assets                     5.02%(3)     4.30%       4.88%    5.50%
Portfolio turnover rate                                                   215%       49.27%      45.74%   90.97%


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.


(2) Effective May 11, 2001, ING Investments, LLC became Investment Manager to the Portfolio.


(3) Had the Bond Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 4.56%.

                               USLICO SERIES FUND
                           ASSET ALLOCATION PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                         FOR THE YEAR ENDED DECEMBER 31


                                                               2002     2001(2)    2000      1999      1998
PER SHARE OPERATING PERFORMANCE:                               ----     -------    ----      ----      ----
Net asset value, beginning of year                                      $ 11.04   $ 12.68   $ 11.92   $ 11.98
Income (loss) from investment operations:
  Net investment income                                                    0.22      0.18      0.31      0.39
  Net realized and unrealized gains (losses) on investments               -2.43     -1.41      1.48      0.27
                                                                        -------   -------   -------   -------
Total from investment operations                                          -2.21     -1.23      1.79      0.66
Distributions:
  Distribution of net investment income                                   -0.19     -0.18     -0.31     -0.39
  Distribution of realized capital gains                                     --     -0.23     -0.72     -0.33
                                                                        -------   -------   -------   -------
  Net asset value, end of year                                          $  8.64   $ 11.04   $ 12.68   $ 11.92
                                                                        =======   =======   =======   =======
Total return(1)                                                          -20.09%    -9.80%    15.10%     5.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000s)                                          $12,752   $15,591   $18,180   $16,335
Ratio of expenses to average net assets after reimbursement                0.90%     0.90%     0.90%     0.75%
Ratio of expenses to average net assets prior to
  reimbursement                                                            1.76%     1.18%     1.15%     1.00%
Ratio of net investment income to average net assets                       2.37%(3)    1.44%    2.58%    3.19%
Portfolio turnover rate                                                     354%   242.78%   227.49%   135.68%


------------------

(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value.


(2) Effective May 11, 2001, ING Investments, LLC ceased serving as sub-adviser to the stock portfolio and the equity portion of the Asset Allocation Portfolio and began serving as Investment Manager to all of the Portfolios.


(3) Had the Asset Allocation Portfolio not amortized premiums and accreted discounts the ratio of net investment income to average net assets would have been 2.09%.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOR MORE INFORMATION

If you would like more information about the USLICO Series
Fund and its four Portfolios, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORT TO POLICY OWNERS


Additional information about the Fund's investments, including a list of its Portfolios' holdings, is available in the Fund's Annual and Semi-Annual reports to Policy owners, which are incorporated herein by reference. In the Fund's Annual Report, you will find, except for the Money Market Portfolio, a discussion of the market conditions and investment strategies that significantly affected each Portfolio's performance during its most recent fiscal year the Financial Statements and the Auditors' Reports (Annual Report only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI provides more detailed information about the Fund and is incorporated herein by reference. A copy has been filed with the U.S. Securities and Exchange Commission (SEC).


To receive a free copy of the latest Annual or Semi-Annual report or the SAI, or to request additional information or make inquiries about the Fund, please contact us as follows:

USLICO SERIES FUND
c/o ING Funds
7337 East Doubletree Ranch Road
Scottsdale, AZ 85258-2034

1-800-992-0180


This information may also be reviewed or obtained from the U.S. Securities and Exchange Commission SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:


U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov.

When contacting the SEC, you will want to refer to the Fund's
SEC file number. The file number is as follows:

File number 811-05451


                   [ING FUNDS LOGO]

                                USLICO SERIES FUND
                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2003


                  USLICO Series Fund (the "Fund") is an open-end, diversified management investment company consisting of four series: the Stock Portfolio; the Money Market Portfolio; the Bond Portfolio; and the Asset Allocation Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). ING Investments, LLC ("ING Investments" or the "Investment Manager"), formerly ING Pilgrim Investments, LLC, ("ING Pilgrim") serves as investment adviser to each of the four Portfolios.


                  The Statement of Additional Information ("SAI") is intended to supplement the information provided to investors in the Prospectus dated May 1, 2003, of the Fund, and has been filed with the Securities and Exchange Commission as part of the Fund's Registration Statement. This SAI is not itself a prospectus and should be read carefully in conjunction with the Fund's Prospectus and retained for future reference. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. In addition, the financial statements from the Annual Report dated December 31, 2002, are incorporated herein by reference. A copy of the Prospectus may be obtained free of charge from the Fund at the address and telephone number listed below.


                               USLICO Series Fund
                                  c/o ING Funds
                         7337 East Doubletree Ranch Road
                            Scottsdale, AZ 85258-2034
                                 (800) 992-0180

                                TABLE OF CONTENTS

INTRODUCTION .....................................................................    1

GENERAL INFORMATION ..............................................................    1

INVESTMENT RESTRICTIONS ..........................................................    1

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE MONEY MARKET AND
  BOND PORTFOLIOS ................................................................    2

ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE TO THE STOCK AND BOND PORTFOLIOS ...    2

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES ..............................    3
   Mortgage-Related Securities ...................................................    3
   Bank Obligations ..............................................................    3
   Corporate Debt Securities .....................................................    4
   Commercial Paper ..............................................................    4
   Repurchase Agreements .........................................................    4
   Options .......................................................................    4
   Risks Associated With Call Options On Securities ..............................    5
   Temporary Defensive Policy ....................................................    6

MANAGEMENT OF THE FUND ...........................................................    6
   Trustees ......................................................................    6
   Standing Committees of the Fund ...............................................   17
   Compensation of Trustees ......................................................   17
   Trustee Ownership of Securities ...............................................   20
   Independent Trustee Ownership of Securities ...................................   20

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ..............................   21

THE INVESTMENT MANAGER ...........................................................   21

DISTRIBUTION OF FUND SHARES ......................................................   24
   Suspension of Redemptions .....................................................   24

CUSTODIAN ........................................................................   24

ADMINISTRATION AGREEMENT .........................................................   24

LEGAL COUNSEL ....................................................................   24

INDEPENDENT AUDITORS .............................................................   25

PORTFOLIO TRANSACTIONS AND BROKERAGE .............................................   25
   Brokerage and Research Services ...............................................   25
   Portfolio Turnover ............................................................   26

NET ASSET VALUE ..................................................................   26

CALCULATION OF PERFORMANCE DATA ..................................................   27


THE MONEY MARKET PORTFOLIO YIELD .................................................   27


THE BOND PORTFOLIO, THE STOCK PORTFOLIO, THE ASSET ALLOCATION PORTFOLIO -
  SEC 30 DAY YIELD ...............................................................   28


THE STOCK PORTFOLIO, THE BOND PORTFOLIO, AND THE ASSET ALLOCATION PORTFOLIO -
  AVERAGE ANNUAL TOTAL RETURN ....................................................   28


PERFORMANCE COMPARISONS ..........................................................   28


TAXATION .........................................................................   29

   Distributions .................................................................   30

ADDITIONAL INFORMATION ...........................................................   30

   Shareholder Meetings ..........................................................   30
   Liability .....................................................................   31
   Code of Ethics ................................................................   31
   Independent Auditors ..........................................................   31
   Experts .......................................................................   31

FINANCIAL STATEMENTS .............................................................   31

APPENDIX A .......................................................................  A-1

APPENDIX B .......................................................................  B-1

                                  INTRODUCTION

                  This SAI is designed to elaborate upon the discussion of certain securities and investment strategies which are described in the Prospectus. The more detailed information contained herein is intended solely for investors who have read the Prospectus and are interested in a more detailed explanation of certain aspects of the Fund's securities and investment strategies.


                  No person has been authorized to give any information or to make any representations other than those contained in this SAI or the Prospectus dated May 1, 2003, and, if given or made, such information or representations may not be relied upon as having been authorized by the Fund. This SAI does not constitute an offer to sell securities in any state or jurisdiction in which such offering may not lawfully be made. The delivery of this SAI at any time shall not imply that there has been no change in the affairs of the Fund since the date hereof.


                               GENERAL INFORMATION


                  The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act") and consists of four separate Portfolios, each of which has its own investment objectives and policies. The Fund was organized as a business trust under the laws of Massachusetts on January 19, 1988. On January 17, 1995, ReliaStar United Services Life Insurance Company (hereinafter "RUSL" and formerly known as "United Services Life Insurance Company") and ReliaStar Life Insurance Company of New York (herein after "RLNY" and formerly known as "ReliaStar Bankers Security Life Insurance Company" and "Bankers Security Life Insurance Society") became wholly owned subsidiaries of ReliaStar Financial Corp. ("ReliaStar"), previously the NWNL Companies, Inc., an insurance holding company based in Minneapolis, Minnesota. On December 31, 1998, RUSL was merged into ReliaStar Life Insurance Company ("RL"). On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar. ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees.


                  Shares of the Portfolios are sold only to separate accounts of RL and RLNY to serve as the investment medium for variable life insurance policies issued by these companies. Each Portfolio share outstanding represents a beneficial interest in the respective Portfolio and carries a par value of $.001. The Fund has an unlimited number of shares authorized. All shares are non-assessable and fully transferable when issued and paid for in accordance thereof. The Fund sends its contract holders annual audited financial statements and six-month unaudited financial statements.

                             INVESTMENT RESTRICTIONS

                  Each Portfolio's investment objective, together with the investment restrictions set forth below, are fundamental policies of each Portfolio and may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting shares of that Portfolio. The vote of a majority of the outstanding voting securities of a Portfolio means the vote at an annual or special meeting of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding securities of such portfolio are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio, whichever is less.

                  Unless otherwise stated, each of the following policies applies to each of the Portfolios. An existing Portfolio may not:

         1. Purchase securities on margin or make short sales;

         2. Invest more than 25% of its total assets in securities of any one particular industry nor invest more than 5% of its assets in any one issuer, except that these restrictions do not apply to investments in U.S.

Government securities and the 25% limit do not apply to the Money Market or Bond Portfolios for securities or obligations issued by U.S. banks;


         3. Invest in more than 10% of any issuer's outstanding voting securities;

         4. Invest in securities of other investment companies;

         5. Participate in the underwriting of securities;

         6. Borrow, pledge, or hypothecate its assets, except that a Portfolio may borrow from banks for temporary purposes, but any such borrowing is limited to an amount equal to 25% of a Portfolio's net assets and a Portfolio will not purchase additional securities while borrowing funds in excess of 5% of that Portfolio's net assets;

         7. Invest for the purpose of exercising control over any company;

         8. Invest in commodities or commodity contracts;

         9. Purchase warrants, or write, purchase, or sell puts, calls, straddles, spreads, or combinations thereof, except the Stock and Asset Allocation Portfolios may write covered call options as described in their sections;

         10. Make investments in real estate or mortgages except that a Portfolio may purchase readily marketable securities of companies holding real estate or interest therein, or in oil, gas, or development programs;

         11. Purchase securities having legal or contractual restrictions on resale;

         12. Make any loans of securities or cash, except that a Portfolio may, consistent with its investment objective and policies, (i) invest in debt obligations including bonds, debentures, or other debt securities, bank and other depository institution obligations, and commercial paper, even though the purchase of such obligations may be deemed the making of loans, and (ii) enter into repurchase agreements;

         13. Issue senior securities; and

         14. Invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in portfolio securities that are not readily marketable.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                     TO THE MONEY MARKET AND BOND PORTFOLIOS

                  The Fund has adopted the following investment restrictions applicable only to the Money Market and Bond Portfolios under which such Portfolios may not do the following:

         I. Invest in common stocks or other equity securities; and


         II. Invest in securities of companies, which, together with predecessor companies, have a record of less than five years continuous operations.


                  If a percentage restriction is adhered to at the time of an investment for any Portfolio, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or the amount of the Portfolio's net assets will not be considered a violation of any of the foregoing restrictions.

                  ADDITIONAL INVESTMENT RESTRICTIONS APPLICABLE
                        TO THE STOCK AND BOND PORTFOLIOS


                  The Stock and Bond Portfolios have adopted the following non-fundamental policies, which may be changed without the approval of the majority of the outstanding shares of the Portfolio:



                  The Stock Portfolio has also adopted a non-fundamental policy as required by Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.



                  The Bond Portfolio has also adopted a non-fundamental policy as required under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade fixed-income securities. The Portfolio has also adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in such investment policy. If, subsequent to an investment, the 80% requirement is no longer met, the Portfolio's future investments will be made in a manner that will bring the Portfolio into compliance with this policy.


               DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

MORTGAGE-RELATED SECURITIES

                  The Bond and Asset Allocation Portfolios may invest in GNMA certificates and FNMA and FHLMC mortgage-backed obligations. Mortgage-related securities are interests in pools of mortgage loans made to residential homebuyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations.


                  GNMA Certificates: GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans for which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.



                  FNMA and FHLMC Mortgage-Backed Obligations: Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interest in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.

BANK OBLIGATIONS

                  Bank obligations in which all Portfolios may invest include certificates of deposit, bankers' acceptances and fixed time deposits.


                  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which are dependent upon the market conditions and the remaining maturity of obligations. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.



                  A Portfolio will not invest in any security issued by a commercial bank unless the bank is federally chartered and has total assets of at least U.S. $1 billion, or the equivalent in other currencies. All Portfolios may invest in obligations of savings banks. A Portfolio will not invest in any security issued by a savings bank unless such institution is federally chartered and has total assets of at least $1 billion.


CORPORATE DEBT SECURITIES

                  All Portfolios may invest in corporate debt securities or obligations. The investment return of corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of a corporate debt obligation may also be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

COMMERCIAL PAPER

                  All of the Portfolios may invest in commercial paper (including variable amount master demand notes) issued by U.S. corporations (1) that have the rating designated for the applicable Portfolio as described in the Prospectus, or (2) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

REPURCHASE AGREEMENTS

                  Each Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolios for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Investment Manager or sub-adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, each Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency. A Portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed ten percent (10%) of the total assets of the Portfolio.


OPTIONS

                  In pursuing their investment objectives, the Stock and Asset Allocation Portfolios may engage in the writing of call options on debt securities.

                  Writing Options on Securities: The Portfolios may write (sell) call options on debt or other securities in standardized contracts traded on national securities exchanges or boards of trade.

                  A call option on a security is a contract that gives the holder of the call, in return for a premium, the right to buy the underlying security from the writer of the option at a specified exercise price at any time during the term of the option. The writer of a call option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price.

                  A Portfolio may write call options only if they are "covered" or "secured". In the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio.

                  If an option written by a Portfolio expires unexercised, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Portfolio expires unexercised, the Portfolio realized a capital loss equal to the premium paid.

                  A Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call that it has written. Prior to the earlier of exercise or expiration of the call, an option may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase transaction can be effected when the Portfolio desires.

                  A Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. The principal factors affecting the market value of a call option include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

                  The premium received for an option written by a Portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH CALL OPTIONS ON SECURITIES

                  There are several risks associated with writing call options on securities. For example, there are significant differences between the securities and option markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use a call option involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

                  There can be no assurance that a liquid market will exist when a Portfolio seeks to close out an option position. If a Portfolio were unable to close out a covered call option it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As a writer of a covered call option, a Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

                  If trading were suspended in an option written by a Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

TEMPORARY DEFENSIVE POLICY

                  Each Portfolio will retain a flexible approach to the investment of funds and the Portfolio's composition may vary with the economic outlook. The Portfolio may invest in U.S. Governmental securities, commercial paper, and other money market instruments, including repurchase agreements maturing in seven days or less. When, in the judgment of the Investment Manager, current cash needs or market or economic conditions warrant a temporary defensive position, the Portfolio may invest to a greater degree in such short-term U.S. Government securities, commercial paper, and other money market instruments. Taking temporary defensive positions may reduce the chances of the Portfolio achieving its investment objectives.

                             MANAGEMENT OF THE FUND

                  The business and affairs of the Fund are managed under the direction of its Board of Trustees according to applicable laws of the Commonwealth of Massachusetts and the Fund's Declaration and Agreement of Trust.

TRUSTEES

                  The Trustees of the Fund are listed on the table below. Unless otherwise noted, the mailing address of the Trustees is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258-2034. The Board of Trustees governs the Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review the Fund's performance.

                  Set forth on the following page is information regarding the Trustees of the Fund.

                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                                             IN FUND
                         POSITION(S)    LENGTH                                            COMPLEX
                          HELD WITH     OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND       SERVED(1)     DURING THE PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE
---------------------       ----       ---------     -----------------------              -------         ---------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY          Trustee       October     Mr. Doherty was is                                   Mr. Doherty is a
7337 E. Doubletree                     1999 to     President and Partner,                               Trustee of the GCG
Ranch Rd.                              Present     Doherty, Wallace, Pillsbury                          Trust (February
Scottsdale, Arizona                                and Murphy, P.C., Attorneys                          2002 to present).
85258                                              (1996 to Present); Director
Date of Birth:                                     of Tambrands, Inc. (1993 to
04/28/1934                                         1998); and Trustee of each
                                                   of the funds managed by
                                                   Northstar Investment
                                                   Management Corporation (1993
                                                   to 1999).

J. MICHAEL EARLEY        Trustee       February    President and Chief                                  Mr. Earley is a
7337 E. Doubletree                     2002 to     Executive Officer of Bankers                         Trustee of the GCG
Ranch Rd.                              Present     Trust Company, N.A. (1992 to                         Trust (1997 to
Scottsdale, Arizona                                present).                                            present).
85258
Date of Birth:
05/02/1945

R. BARBARA GITENSTEIN    Trustee       February    President of the College of                          Dr. Gitenstein is a
7337 E. Doubletree                     2002 to     New Jersey (1999 to                                  Trustee of the GCG
Ranch Rd.                              Present     present); Executive Vice                             Trust (1997 to
Scottsdale, Arizona                                President and Provost at                             present).
85258                                              Drake University (1992 to
Date of Birth:                                     1998).
02/18/1948

WALTER H. MAY            Trustee       October     Retired.  Mr. May was                                Mr. May is a
7337 E. Doubletree                     1999  to    formerly Managing Director                           Trustee of the GCG
Ranch Rd.                              Present     and Director of Marketing                            Trust (February
Scottsdale, Arizona                                for Piper Jaffray, Inc., an                          2002 to present)
85258                                              investment                                           and the Best Prep
Date of Birth:                                     banking/underwriting firm.                           Charity (1991 to
12/21/1936                                         Mr. May was formerly a                               present).
                                                   Trustee of each of the funds
                                                   managed by Northstar Investment
                                                   Management Corporation (1996 to
                                                   1999).

JOCK PATTON              Trustee       August      Private Investor.  Mr.                               Mr. Patton is a
7337 E. Doubletree                     1995 to     Patton was formerly a                                Trustee of the GCG
Ranch Rd.                              Present     Director and Chief Executive                         Trust (February
Scottsdale, Arizona                                Officer of Rainbow                                   2002 to present).
85258                                              Multimedia Group, Inc.                               He is also Director
Date of Birth:                                     (January 1999 to December                            of Hypercom, Inc.
12/11/1945                                         2001); Director of Stuart                            and JDA Software
                                                   Entertainment, Inc.;                                 Group, Inc.
                                                   Director of Artisoft, Inc.                           (January 1999 to
                                                   (1994 to 1998).                                      present); National
                                                                                                        Airlines, Inc.; and
                                                                                                        BG Associates, Inc.


--------
(1) Directors/Trustees serve until their successors are duly elected and qualified.

                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                                             IN FUND
                         POSITION(S)    LENGTH                                            COMPLEX
                          HELD WITH     OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND       SERVED(1)     DURING THE PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE
---------------------       ----       ---------     -----------------------              -------         ---------------
DAVID W.C. PUTNAM        Trustee       October     President and Director of                            Mr. Putnam is a
7337 E. Doubletree                     1999  to    F.L. Putnam Securities                               Trustee of the GCG
Ranch Rd.                              Present     Company, Inc. and its                                Trust (February
Scottsdale, Arizona                                affiliates.  Mr. Putnam is                           2002 to present).
85258                                              also President, Secretary                            He is also a
Date of Birth:                                     and Trustee of The                                   Director of F.L.
10/08/1939                                         Principled Equity Market                             Putnam Securities
                                                   Fund.  Mr. Putnam was                                Company, Inc. (June
                                                   formerly a Director/Trustee                          1978 to present);
                                                   of Trust Realty Corp.,                               F.L. Putnam
                                                   Anchor Investment Trust, Bow                         Investment
                                                   Ridge Mining Co., and each                           Management Company
                                                   of the funds managed by                              (December 2001 to
                                                   Northstar Investment                                 present); Asian
                                                   Management Corporation (1994                         American Bank and
                                                   to 1999).                                            Trust Company (June
                                                                                                        1992 to present); and
                                                                                                        Notre Dame Health Care
                                                                                                        Center (1991 to present).
                                                                                                        He is also a Trustee
                                                                                                        of The Principled
                                                                                                        Equity Market Fund
                                                                                                        (November 1996 to
                                                                                                        present); Progressive
                                                                                                        Capital Accumulation
                                                                                                        Trust (August 1998 to
                                                                                                        present); Anchor
                                                                                                        International Bond
                                                                                                        Trust (December 2000
                                                                                                        to present); F.L. Putnam
                                                                                                        Foundation (December
                                                                                                        2000 to present);
                                                                                                        Mercy Endowment
                                                                                                        Foundation (1995 to
                                                                                                        present); and an
                                                                                                        Honorary Trustee of
                                                                                                        Mercy Hospital (1973
                                                                                                        to present).

BLAINE E. RIEKE          Trustee       February    General Partner of                                   Mr. Rieke is a
7337 E. Doubletree                     2001 to     Huntington Partners, an                              Director/Trustee of
Ranch Rd.                              Present     investment partnership (1997                         the GCG Trust
Scottsdale, Arizona                                to present).  Mr. Rieke was                          (February 2002 to
85258                                              formerly Chairman and Chief                          present) and the
Date of Birth:                                     Executive Officer of Firstar                         Morgan Chase Trust
09/10/1933                                         Trust Company (1973 to                               Co. (January 1998
                                                   1996).  Mr. Rieke was                                to present).
                                                   formerly the Chairman of the
                                                   Board and a Trustee of each
                                                   of the funds managed by ING
                                                   Investment Management Co.
                                                   LLC (1998 to 2001).

                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                                             IN FUND
                         POSITION(S)    LENGTH                                            COMPLEX
                          HELD WITH     OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND       SERVED(1)     DURING THE PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE
---------------------       ----       ---------     -----------------------              -------         ---------------
ROGER B. VINCENT         Trustee       February    President of Springwell                              Mr. Vincent is a
7337 E. Doubletree                     2002 to     Corporation, a corporate                             Trustee of the GCG
Ranch Rd.                              Present     advisory firm (1989 to                               Trust (1994 to
Scottsdale, Arizona                                present).  Mr. Vincent was                           present).  Mr.
85258                                              formerly a Director of                               Vincent also is a
Date of Birth:                                     Tatham Offshore, Inc. (1996                          Director of
08/26/1945                                         to 2000) and Petrolane, Inc.                         AmeriGas Propane,
                                                   (1993 to 1995).                                      Inc. (1998 to
                                                                                                        present).

RICHARD A. WEDEMEYER     Trustee       February    Vice President - Finance and                         Mr. Wedemeyer is a
7337 E. Doubletree                     2001 to     Administration - of the                              Trustee of the GCG
Ranch Rd.                              Present     Channel Corporation, an                              Trust (February
Scottsdale, Arizona                                importer of specialty alloy                          2002 to present)
85258                                              aluminum products (1996 to                           and Touchstone
Date of Birth:                                     present).  Mr. Wedemeyer was                         Consulting Group
03/23/1936                                         formerly Vice President -                            (1997 to present).
                                                   Finance and Administration -
                                                   of Performance Advantage,
                                                   Inc., a provider of training
                                                   and consultation services
                                                   (1992 to 1996).  Mr.
                                                   Wedemeyer was formerly a
                                                   Trustee of First Choice
                                                   Funds (1997 to 2001).  Mr.
                                                   Wedemeyer was also a Trustee
                                                   of each of the funds managed
                                                   by ING Investment Management
                                                   Co. LLC (1998 to 2001).

TRUSTEES WHO ARE
"INTERESTED PERSONS"

R. GLENN HILLIARD(2)     Trustee       February    Chairman and CEO of ING                              Mr. Hilliard is a
ING Americas                           2002 to     Americas and a member of its                         Trustee of the GCG
5780 Powers Ferry                      Present     Americas Executive Committee                         Trust (February
Road, NW Atlanta, GA                               (1999 to present). Mr.                               2002 to present).
30327                                              Hilliard was formerly                                Mr. Hilliard also
Date of Birth:                                     Chairman and CEO of ING                              serves as a member
01/18/1943                                         North America, encompassing                          of the Board of
                                                   the U.S., Mexico and Canada                          Directors of the
                                                   regions (1994 to 1999).                              Clemson University
                                                                                                        Foundation, the
                                                                                                        Board of Councilors
                                                                                                        for the Carter Center,
                                                                                                        a Trustee of the
                                                                                                        Woodruff Arts Center
                                                                                                        and sits on the
                                                                                                        Board of Directors
                                                                                                        for the High Museum
                                                                                                        of Art.


--------
(2) Mr. Hilliard is an "interested person," as defined by the Investment Company Act of 1940, as amended ("1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.

                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                                             IN FUND
                         POSITION(S)    LENGTH                                            COMPLEX
                          HELD WITH     OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND       SERVED(1)     DURING THE PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE
---------------------       ----       ---------     -----------------------              -------         ---------------
THOMAS J. MCINERNEY(3)   Trustee       February    Chief Executive Officer, ING                         Mr. McInerney
7337 E. Doubletree                     2001 to     U.S. Financial Services                              serves as
Ranch Rd.                              Present     (September 2001 to present)                          Director/Trustee of
Scottsdale, Arizona                                and a member of ING                                  the GCG Trust
85258                                              Americas' Executive                                  (February 2002 to
Date of Birth:                                     Committee (2001 to                                   present); Aeltus
05/05/1956                                         present).  Mr. McInerney is                          Investment
                                                   also President, Chief                                Management, Inc.
                                                   Executive Officer and                                (1997 to present);
                                                   Director of Northern Life                            each of the Aetna
                                                   Insurance Company (2001 to                           Funds (April 2002
                                                   present); and President and                          to present);
                                                   Director of Aetna Life                               Ameribest Life
                                                   Insurance and Annuity                                Insurance Co. (2001
                                                   Company (1997 to present),                           to present);
                                                   Aetna Retirement Holdings,                           Equitable Life
                                                   Inc. (1997 to present),                              Insurance Co. (2001
                                                   Aetna Investment Adviser                             to present); First
                                                   Holding Company (2000 to                             Columbine Life
                                                   present), and Aetna Retail                           Insurance Co. (2001
                                                   Holding Company (2000 to                             to present); Golden
                                                   present).  Mr. McInerney was                         American Life
                                                   formerly General Manager and                         Insurance Co. (2001
                                                   Chief Executive Officer of                           to present); Life
                                                   ING Worksite Division                                Insurance Company
                                                   (December 2000 to October                            of Georgia (2001 to
                                                   2001);  and President of                             present);
                                                   Aetna Financial Services                             Midwestern United
                                                   (August 1997 to December                             Life Insurance Co.
                                                   2000).                                               (2001 to present);
                                                                                                        ReliaStar Life
                                                                                                        Insurance Co. (2001
                                                                                                        to present);
                                                                                                        Security Life of
                                                                                                        Denver (2001 to
                                                                                                        present); Security
                                                                                                        Connecticut Life
                                                                                                        Insurance Co. (2001
                                                                                                        to present);
                                                                                                        Southland Life
                                                                                                        Insurance Co. (2001
                                                                                                        to present); USG
                                                                                                        Annuity and Life
                                                                                                        Company (2001 to
                                                                                                        present); and
                                                                                                        United Life and
                                                                                                        Annuity Insurance
                                                                                                        Co. Inc (2001 to
                                                                                                        present).  Mr.
                                                                                                        McInerney is a
                                                                                                        member of the Board
                                                                                                        of the National
                                                                                                        Commission on
                                                                                                        Retirement Policy,
                                                                                                        the Governor's
                                                                                                        Council on Economic
                                                                                                        Competitiveness


--------
(3) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Financial Services, an affiliate of ING Investments, LLC.

                                        TERM OF                                          NUMBER OF
                                        OFFICE                                          PORTFOLIOS
                                          AND                                             IN FUND
                         POSITION(S)    LENGTH                                            COMPLEX
                          HELD WITH     OF TIME      PRINCIPAL OCCUPATION(S)            OVERSEEN BY     OTHER DIRECTORSHIPS
NAME, ADDRESS AND AGE       FUND       SERVED(1)     DURING THE PAST 5 YEARS              TRUSTEE         HELD BY TRUSTEE
---------------------       ----       ---------     -----------------------              -------         ---------------
                                                                                                        and Technology of
                                                                                                        Connecticut, the
                                                                                                        Board of Directors
                                                                                                        of the Connecticut
                                                                                                        Business and
                                                                                                        Industry
                                                                                                        Association, the
                                                                                                        Board of Trustees
                                                                                                        of the Bushnell,
                                                                                                        the Board for the
                                                                                                        Connecticut Forum,
                                                                                                        and the Board of
                                                                                                        the Metro Hartford
                                                                                                        Chamber of
                                                                                                        Commerce, and is
                                                                                                        Chairman of
                                                                                                        Concerned Citizens
                                                                                                        for Effective
                                                                                                        Government.

JOHN G. TURNER(4)        Chairman      October     President, Turner Investment                         Mr. Turner serves
7337 E. Doubletree       and Trustee   1999 to     Company (January 2002 to                             as a member of the
Ranch Rd.                              Present     Present).  Mr. Turner was                            Board of the GCG
Scottsdale, Arizona                                formerly Vice Chairman of                            Trust. Mr. Turner
85258                                              ING Americas (2000 to 2001);                         also serves as
Date of Birth:                                     Chairman and Chief Executive                         Director of the
10/03/1939                                         Officer of ReliaStar                                 Hormel Foods
                                                   Financial Corp. and                                  Corporation (May
                                                   ReliaStar Life Insurance                             2000 to present);
                                                   Company (1993 to 2000);                              Shopko Stores, Inc.
                                                   Chairman of ReliaStar United                         (August 1999 to
                                                   Services Life Insurance                              present); and M.A.
                                                   Company (1995 to 1998);                              Mortenson Co. (2002
                                                   Chairman of ReliaStar Life                           to present).
                                                   Insurance Company of New
                                                   York (1995 to 2001); Chairman of
                                                   Northern Life Insurance Company
                                                   (1992 to 2000); Chairman and
                                                   Director/Trustee of the Northstar
                                                   affiliated investment companies
                                                   (1993 to 2001) and Director,
                                                   Northstar Investment Management
                                                   Corporation and its affiliates
                                                   (1993 to 1999).


--------
(4) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

OFFICERS

            Information about the Fund's officers are set forth in the table below:


                         POSITIONS            TERM OF OFFICE AND
NAME,                    HELD WITH             LENGTH OF TIME                  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE    THE FUND             SERVED (1)(2)(3)                     THE LAST FIVE YEARS (4)
---------------------   -------------         ---------------------     --------------------------------------------------
JAMES M. HENNESSY      President, Chief       March 2002 to Present      President and Chief Executive Officer of ING
7337 E. Doubletree     Executive Officer and  (For the ING Funds)        Capital Corporation, LLC, ING Funds Services,
Ranch Rd.              Chief Operating                                   LLC, ING Advisors, Inc., ING Investments, LLC,
Scottsdale, Arizona    Officer                                           Lexington Funds Distributor, Inc., Express
85258                                                                    America T.C. Inc. and EAMC Liquidation Corp.
Date of Birth:         President, Chief       February 2001 to March     (since December 2001); Executive Vice President
04/09/1949             Executive Officer and  2002                       and Chief Operating Officer of ING Quantitative
                       Chief Operating        (For the Pilgrim Funds)    Management, Inc. (October 2001 to September 2002)
                       Officer                                           and ING Funds Distributor, LLC. (since June
                                                                         2000).  Formerly, Senior Executive Vice President
                       Chief Operating        June 2000 to February      (June 2000 to December 2000) and Secretary (April
                       Officer                2001                       1995 to December 2000) of ING Capital
                                              (For the Pilgrim Funds)    Corporation, LLC, ING Funds Services, LLC, ING
                                                                         Investments, LLC, ING Advisors, Inc., Express
                                                                         America T.C. Inc., and EAMC Liquidation Corp.;
                                                                         and Executive Vice President, ING Capital
                                                                         Corporation, LLC and its affiliates (May 1998 to
                                                                         June 2000) and Senior Vice President, ING Capital
                                                                         Corporation, LLC and its affiliates (April 1995
                                                                         to April 1998).

STANLEY D. VYNER      Executive Vice          March 2002 to Present      Executive Vice President of ING Advisors, Inc.
7337 E. Doubletree    President               (For the ING Funds)        and ING Investments, LLC (since July 2000) and
Ranch Rd.                                                                Chief Investment Officer of the International
Scottsdale, Arizona                                                      Portfolios, ING Investments, LLC (since July
85258                 Executive Vice          July 1996 to March 2002    1996).  Formerly, President and Chief Executive
Date of Birth:        President               (For the international     Officer of ING Investments, LLC (August 1996 to
05/14/1950                                    portfolios of the          August 2000).
                                              Pilgrim Funds)


MARY LISANTI          Executive Vice          March 2002 to Present      Executive Vice President of ING Investments, LLC
7337 E. Doubletree    President               (For the ING Funds)        and ING Advisors, Inc. (since November 1999) and
Ranch Rd.             Senior Portfolio                                   of ING Quantitative Management, Inc. (July 2000
Scottsdale, Arizona   Manager of the Stock                               to September 2002); Chief Investment Officer of
85258                 Portfolio and Asset                                 the Domestic Equity Portfolios, ING Investments,
Date of Birth:        Allocation Portfolio.                              LLC (since 1999).  Formerly, Executive Vice
08/27/1956                                                               President and Chief Investment Officer for the
                      Executive Vice          May 1998 to March 2002     Domestic Equity Portfolios of Northstar
                      President               (For the domestic equity   Investment Management Corporation, whose name
                                              portfolios of the          changed to Pilgrim Advisors, Inc. and
                                              Pilgrim Funds)             subsequently became part of ING Investments, LLC
                                                                         (May 1998 to October 1999); Portfolio Manager
                                                                         with Strong Capital Management (May 1996 to
                                                                         1998); a Managing Director and Head of Small- and
                                                                         Mid-Capitalization Equity Strategies at Bankers
                                                                         Trust Corp. (1993 to 1996).

MICHAEL J. ROLAND     Executive Vice          March 2002 to Present      Executive Vice President, Chief Financial Officer
7337 E. Doubletree    President, Assistant    (For the ING Funds)        and Treasurer of ING Funds Services, LLC, ING
Ranch Rd.             Secretary and                                      Funds Distributor, LLC, ING Advisors, Inc., ING
Scottsdale, Arizona   Principal Financial                                Investments, LLC,  Lexington Funds Distributor,
85258                 Officer                                            Inc., Express America T.C. Inc. and EAMC
Date of Birth:                                                           Liquidation Corp. (since December 2001).
05/30/1958            Senior Vice President   June 1998 to March 2002    Executive Vice President, Chief Financial Officer
                      and Principal           (For the Pilgrim Funds)    and Treasurer of ING Quantitative Management,
                      Financial Officer                                  Inc. (December 2001 to September 2002) Formerly,
                                                                         Senior Vice President, ING Funds Services, LLC,
                      Chief Financial         December 2002 - Present    ING Investments, LLC, and ING Funds Distributor,
                      Officer                 (For IPI Funds)            LLC. (June 1998 to December 2001) and Chief
                                                                         Financial Officer of Endeavor Group (April 1997
                                                                         to June 1998).

                         POSITIONS           TERM OF OFFICE AND
                         HELD WITH           LENGTH OF TIME                  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE    THE FUND            SERVED (1)(2)(3)                     THE LAST FIVE YEARS (4)
--------------------- -------------          ----------------------     ---------------------------------------------------
ROBERT S. NAKA        Senior Vice President  March 2002 to Present     Senior Vice President and Assistant Secretary of
7337 E. Doubletree    and Assistant          (For the ING Funds)       ING Funds Services, LLC, ING Funds Distributor,
Ranch Rd.             Secretary                                        LLC, ING Advisors, Inc., ING Investments, LLC,
Scottsdale, Arizona                                                    (since October 2001) and Lexington Funds
85258                 Senior Vice President  November 1999 to March    Distributor, Inc. (since December 2001).  Senior
Date of Birth:        and Assistant          2002                      Vice President and Assistant Secretary of ING
06/17/1967            Secretary              (For the Pilgrim Funds)   Quantitative Management, Inc. (October 2001 to
                                                                       September 2002). Formerly, Vice President, ING
                      Assistant Secretary    July 1996 to November     Investments, LLC (April 1997 to October 1999), ING
                                             1999                      Funds Services, LLC (February 1997 to August 1999)
                                             (For the Pilgrim Funds)   and Assistant Vice President, ING Funds Services,
                                                                       LLC (August 1995 to February 1997).

ROBYN L. ICHILOV      Vice President and     March 2002 to Present      Vice President of ING Funds Services, LLC (since
7337 E. Doubletree    Treasurer              (For the ING Funds)        October 2001) and ING Investments, LLC (since
Ranch Rd.                                                               August 1997); Accounting Manager, ING
Scottsdale, Arizona   Vice President and     May 1998 to March 2002     Investments, LLC (since November 1995).
85258                 Treasurer              (For the Pilgrim Funds)
Date of Birth:
09/25/1967            Vice President         November 1997 to May 1998
                                             (For the Pilgrim Funds)

KIMBERLY A. ANDERSON  Vice President and     March 2002 to Present      Vice President for ING Quantitative Management,
7337 E. Doubletree    Secretary              (For the ING Funds)        Inc. (October 2001 to September 2002); Vice
Ranch Rd.                                                               President and Assistant Secretary of ING Funds
Scottsdale, Arizona                          February 2001 to March     Services, LLC, ING Funds Distributor, LLC, ING
85258                                        2002                       Advisors, Inc., ING Investments, LLC (since
Date of Birth:                               (For the Pilgrim Funds)    October 2001) and Lexington Funds Distributor,
07/25/1964                                                              Inc. (since December 2001).  Formerly, Assistant
                                                                        Vice President of ING Funds Services, LLC (November
                                                                        1999 to January 2001) and has held various other
                                                                        positions with ING Funds Services, LLC for more
                                                                        than the last five years.

TODD MODIC             Assistant Vice        April 2002 to Present      Director of Financial Reporting of ING
7337 E. Doubletree     President             (For certain ING Funds)    Investments, LLC (since March 2001).  Formerly,
Ranch Rd.                                                               Director of Financial Reporting, Axient
Scottsdale, Arizona                          August 2001 to March 2002  Communications, Inc. (May 2000 to January 2001)
85258                                        (For the Pilgrim Funds)    and Director of Finance, Rural/Metro Corporation
Date of Birth:                                                          (March 1995 to May 2000).
11/03/1967


                          POSITIONS           TERM OF OFFICE AND
                          HELD WITH           LENGTH OF TIME                  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND AGE     THE FUND            SERVED (1)(2)(3)                     THE LAST FIVE YEARS (4)
--------------------- -------------          ----------------------    ---------------------------- -----------------------
MARIA M. ANDERSON     Assistant Vice         March 2002 to Present      Assistant Vice President of ING Funds Services,
7337 E. Doubletree    President              (For certain ING Funds)    LLC (since October 2001).  Formerly, Manager of
Ranch Rd.                                                               Fund Accounting and Fund Compliance, ING
Scottsdale, Arizona                          August 2001 to March 2002  Investments, LLC (September 1999 to November
85258                                        (For the Pilgrim Funds)    2001); Section Manager of Fund Accounting, Stein
Date of Birth:                                                          Roe Mutual Funds (July 1998 to August 1999); and
05/29/1958                                                              Financial Reporting Analyst, Stein Roe Mutual
                                                                        Funds (August 1997 to July 1998).

DENIS P. JAMISON       Senior Vice President  March 2002 - Present      Senior Vice President, ING Investments, LLC
7337 E. Doubletree     and Senior Portfolio   (For certain ING Funds)   (since July 2000).  Formerly, Senior Vice
Ranch Rd.              Manager                                          President, Lexington Management Corporation (which
Scottsdale, Arizona    (Money Market and      November 2000 - March     was acquired by ING Investments, LLC's parent
85258                  Asset Allocation       2002                      company in July 2000) ( July 1981 - July 2000).
Date of Birth:         Portfolios)            (For certain Pilgrim
09/27/1947                                    Funds)

ROBERT K. KINSEY       Vice President and     March 2002 - Present       Vice President, ING Investments, LLC (since March
7337 E. Doubletree     Portfolio Manager      (For certain ING Funds)    1999).  Formerly Vice President and Fixed Income
Ranch Rd.              (Bond and Asset                                   Portfolio Manager, Federated Investors (January
Scottsdale, Arizona    Allocation Portfolios) December 2000 - March      1995 - March 1999); Principal and Sub-Adviser,
85258                                         2002                       Harris Investment Management (July 1992 - January
Date of Birth:                                (For certain Pilgrim       1995).
12/22/1957                                    Funds

JAMES B. KAUFFMANN     Senior Vice President  November 2002 - Present    Portfolio Manager, ING Investment Management, LLC
5780 Powers Ferry                             (For certain ING Funds)    (1996 - Present).  Senior Fixed Income Portfolio
Road, NW                                                                 Manager, Alfa Investments Inc. (1992-1996).
Atlanta, GA 30327-4349 Date of Birth:


(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.

(2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds."

(3) On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex changed to "ING Funds."

(4) The following documents the evolution of the name of each corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING       ING Funds Services, LLC (March 2002 - name changed from ING
  Pilgrim Investments, LLC)                                      Pilgrim Group, LLC)
--------------------------------------------------------       -----------------------------------------------------------
ING Mutual Funds Management Co., LLC (April 2001 - merged      ING Pilgrim Group, Inc. (February 2001 - merged into
 into ING Pilgrim Investments, LLC)                             Pilgrim Group LLC)
ING Pilgrim Investments, Inc. (February 2001 - merged into     ING Pilgrim Group, LLC (February 2001 - formed)
 ING Pilgrim Investments, LLC)                                 ING Pilgrim Group, Inc. (September 2000 - name changed
ING Pilgrim Investments, LLC (February 2001 - formed)           from Pilgrim Group, Inc.)
ING Pilgrim Investments, Inc. (September 2000 - name           Lexington Global Asset Managers, Inc. (July 2000 -
 changed from Pilgrim Investments, Inc.)                        merged into Pilgrim Group, Inc.)
Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim     Northstar Administrators, Inc. (November 1999 - merged
 Investments, Inc.)                                             into Pilgrim Group, Inc.)

  Pilgrim Investments, Inc. (October 1998 - name changed       Pilgrim Group, Inc. (October 1998 - name changed from
   from Pilgrim America Investments, Inc.)                      Pilgrim American Group, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name         Pilgrim America Group, Inc. (April 1995 - name changed
   changed from Newco Advisory Corporation)                     from Newco Holdings Management Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)    Newco Holdings Management Corporation (December 1994 -
                                                                incorporated)
   **Pilgrim Advisors, Inc. (November 1999 - name changed
   from Northstar Investment Management Corporation)


                                                               ING Capital Corporation, LLC (March 2002 - name changed from
ING Funds Distributor, LLC.  (October 2002)                     ING Pilgrim Capital Corporation, LLC)
-------------------------------------------                    ------------------------------------------------------------
  ING Funds Distributor, Inc. (October 2002 - merged             ING Pilgrim Capital Corporation (February 2001 - merged
  into ING Funds Distributor, LLC)                                into ING Pilgrim Capital Corporation, LLC)
    ING Funds Distributor, LLC (October 2002 - formed)           ING Pilgrim Capital Corporation, LLC (February 2001 -
    ING Funds Distributor, Inc.  (March 2002 - name changed       formed)
   from ING Pilgrim Securities, Inc.)                            ING Pilgrim Capital Corporation (September 2000 - name
  ING Pilgrim Securities, Inc. (September 2000 - name             changed from Pilgrim Capital Corporation)
   changed from Pilgrim Securities, Inc.)                        Pilgrim Capital Corporation (February 2000 - name changed
  Northstar Distributors Inc. (November 1999 - merged into        from Pilgrim Holdings Corporation)
   Pilgrim Securities, Inc.)                                     Pilgrim Holdings Corporation (October 1999 - name changed
  Pilgrim Securities, Inc.  (October 1998 - name changed          from Northstar Holdings, Inc.)
   from Pilgrim America Securities, Inc.)                        Northstar Holdings, Inc. (October 1999 - merged into
  Pilgrim America Securities, Inc. (April 1995 - name             Pilgrim Capital Corporation)
   changed from Newco Distributors Corporation)                  Pilgrim Capital Corporation (June 1999 - name changed from
  Newco Distributors Corporation (December 1994  -                Pilgrim America Capital Corporation)
   incorporated)                                                 Pilgrim Capital Corporation (June 1999 - merged into
                                                                  Pilgrim America Capital Corporation)
                                                                 Pilgrim America Capital Corporation (April 1997 -
                                                                  incorporated)



ING Advisors, Inc. (March 2002 - name changed from ING         ING Quantitative Management, Inc. (September 2002 -
   Pilgrim Advisors, Inc.)                                       Dissolved)
-------------------------------------------------------        ---------------------------------------------------
 ING Pilgrim Advisors, Inc. (March 2001 - name changed           ING Lexington Management Corporation) (March 2002 -
  from ING Quantitative Management, Inc.                          name changed from ING Pilgrim Quantitative Management, Inc.)
 ING Lexington Management Corporation (October 2000 name         ING Pilgrim Quantitative Management, Inc. (March 2001 -
   changed from Lexington Management Corporation)                 name changed from Market Systems Research Advisors)
 Lexington Management Corporation (December 1996 -               Market Systems Research Advisors, Inc. (November 1986 -
   incorporated)                                                  incorporated)

STANDING COMMITTEES OF THE FUND

            The Board of Trustees governs each Portfolio and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolios' activities, review contractual arrangements with companies that provide services to each Portfolio, and review each Portfolio's performance.

            Committees


            An Executive Committee of the Board of Trustees was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The following Trustees serve as members of the Executive
      Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board of Trustees has established a Nominating Committee for the purpose of considering and presenting to the Board of Trustees candidates it proposes for nomination to fill Independent Trustee vacancies on the Board of Trustees. The Nominating Committee currently consists of Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held 1 meeting during the fiscal year ended December 31, 2002.



            The Board of Trustees has an Audit Committee whose function is to meet with the independent auditors of each Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of Messrs. Doherty, Rieke, Vincent, Earley and Wedemeyer. Mr. Rieke serves as Chairman of the Committee. The Audit Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board of Trustees has formed a Valuation Committee whose function is to review the determination of the value of securities held by the Portfolios for which market quotations are not available. The Valuation Committee currently consists of Dr. Gitenstein and Messrs. Patton, May, and Putnam. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held 4 meetings during the fiscal year ended December 31, 2002.



            The Board of Trustees has established an Investment Review Committee that will monitor the investment performance of the Portfolios and to make recommendations to the Board of Trustees with respect to the Portfolios. The Committee for the Stock Portfolio and the equity investments of the Asset Allocation Portfolio currently consists of Messrs. Vincent, May, Rieke, Putnam and Hilliard. Mr. Vincent serves as Chairman of this Committee. The Committee for the Stock Portfolio and the equity investments of the Asset Allocation Portfolio held 4 meetings during the fiscal year ended December 31, 2002. The Committee for the Bond Portfolio, the Money Market Portfolio and the bond investments of the Asset Allocation Portfolio currently consists of Messrs. Doherty, McInerney, and Earley. Mr. Doherty serves as Chairman of this Committee. The Committee for the Bond Portfolio, the Money Market Portfolio and the bond investments of the Asset Allocation Portfolio held 4 meetings during the fiscal year ended December 31, 2002.


COMPENSATION OF TRUSTEES

            Each Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $35,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $45,000); (ii) $5,500 for each in person meeting of the Board; (iii) $1,000 per attendance of any committee meeting; (iv) $1,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by each Portfolio is based on each Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the ING Investments for which the Trustees serve in common as Trustees/Directors.


            The following table sets forth information regarding compensation of Trustees by each Portfolio and other funds managed by ING Investments for the year ended December 31, 2002. Officers of the Portfolios and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments.

                               COMPENSATION TABLE


                                                           PENSION OR
                                    AGGREGATE TO      RETIREMENT BENEFITS       ESTIMATED ANNUAL         TOTAL COMPENSATION
                                    COMPENSATION       ACCRUED AS PART           BENEFITS UPON     FROM REGISTRANT AND FUND COMPLEX
NAME OF PERSON, POSITION           FROM THE FUND       OF FUND EXPENSES           RETIREMENT              PAID TO TRUSTEES
------------------------           -------------       ----------------           ----------              ----------------
Paul S. Doherty
Trustee

J. Michael Earley (3)
Trustee

R. Barbara Gitenstein (3)
Trustee

Alan S. Gosule(5)
Trustee

R. Glenn Hilliard (3)(4)
Trustee

Walter H. May
Trustee

Thomas J. McInerney (4)(5)
Trustee

Jock Patton
Trustee

David W.C. Putnam
Trustee

Blaine E. Rieke (4)
Trustee

John G. Turner(4)
Trustee

Roger B. Vincent (3)
Trustee

Richard A. Wedemeyer(4)
Trustee



      1) Represents compensation from ____ funds, the total number of funds in the Fund Complex as of December 31, 2002.



      2) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Trustee for one year of service.



      3)    Commenced service as a Trustee on February 26, 2002.



      4) "Interested person, " as defined in the 1940 Act, of the Company because of the affiliation with an investment adviser to the ING Funds. Officers and Trustees who are interested persons do not receive any compensation from the Fund.



      5) Resigned as a Trustee December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Trustee for certain ING Funds for 5 years prior to his resignation.

TRUSTEE OWNERSHIP OF SECURITIES

            Set forth below is the dollar range of equity securities owned by each Trustee.


      In order to further align the interests of the Independent Directors with shareholders, it is the policy to won beneficially, shares of one or more funds managed by ING entities at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.



                                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                      DOLLAR RANGE OF                  SECURITIES IN ALL REGISTERED
                                                    EQUITY SECURITIES IN               INVESTMENT COMPANIES OVERSEEN
                                                          THE FUND                   BY TRUSTEE IN FAMILY OF INVESTMENT
NAME OF TRUSTEE                                    AS OF DECEMBER 31, 2002                      COMPANIES
---------------                                    -----------------------                      ---------
INDEPENDENT TRUSTEES
Paul S. Doherty
J. Michael Earley(1)
R. Barbara Gitenstein(1)
Walter H. May
Jock Patton
David W. C. Putnam
Blaine E. Rieke
Roger B. Vincent(1)
Richard A. Wedemeyer

TRUSTEES WHO ARE "INTERESTED PERSONS"
R. Glenn Hilliard(1)
Thomas J. McInerney
John G. Turner



      (1)   Commenced service as a Trustee on February 26, 2002.


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

            Set forth in the table below is information regarding each Independent Trustee's (and his or her immediate family members) share ownership in securities of the Fund's Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Fund (not including registered investment companies).


                                   NAME OF OWNERS AND
                                     RELATIONSHIP TO                     TITLE OF
NAME OF TRUSTEE                         TRUSTEE           COMPANY         CLASS       VALUE OF SECURITIES      PERCENTAGE OF CLASS
---------------                         -------           -------         -----       -------------------      -------------------
Paul S. Doherty
J. Michael Earley(1)
R. Barbara Gitenstein(1)
Walter H. May
Jock Patton
David W. C. Putnam
Blaine E. Rieke
Roger B. Vincent(1)
Richard A. Wedemeyer



      (1)   Commenced service as a Trustee on February 26, 2002.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


            On September 1, 2000, ING Groep N.V. acquired ReliaStar. ING Groep N.V. is a global financial institution active in the field of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. On January 17, 1995, ReliaStar acquired USLICO. USLICO was a holding company with two primary subsidiaries: United Services Life Insurance Company (now merged into ReliaStar Life Insurance Company "RL"), of Arlington, Virginia, and Bankers Security Life Insurance Society (now known as ReliaStar Life Insurance Company of New York or "RLNY"), of Woodbury, New York.



            The Fund, consisting of four distinct Portfolios, is an investment vehicle for certain separate accounts of RL and RLNY. At the present time, shares of the Fund are sold exclusively to RL and RLNY. The shares serve as the investment medium for variable life insurance policies issued by these companies.



            Beneficial owners of more than 25% of the Fund's outstanding securities as of March 31, 2003 were: ReliaStar United Services Variable Life Separate Account I and ReliaStar Life Insurance Company of New York Variable Life Separate Account I. For this purpose "control" means: (i) the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company; (ii) the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or (iii) an adjudication under the terms and conditions of the 1940 Act, which has become final, that control exists.



            As of March, 2003, the following persons owned of record beneficially 5% or more of the below listed funds.



            Insert Table



            On March 31, 2003, the following Officer or Trustee of the Portfolios as a group owned of record and beneficially less than 1% of the outstanding shares of the fund.



            Insert Table


                             THE INVESTMENT MANAGER

            ING Investments, the investment adviser to each of the Portfolios, has overall responsibility for the management of the Portfolios, subject to the authority of the Board of Trustees. ING Investments provides or oversees all investment advisory and portfolio management services for each Portfolio, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios.


            Organized in December 1994, ING Investments is registered as an investment adviser with the SEC and serves, as an investment adviser to registered investment companies (or series thereof), as well as properly managed accounts. ING Investments is a direct, wholly owned subsidiary of ING Groep N.V. ING Groep N.V. is a global financial institution active in the field of insurance, banking and asset management in more than 65 countries, with more than 100,000 employees. As of March 31, 2003, ING Investments had assets under management of over $_____billion.



            On March 1, 2002, the name of the Investment Manager changed from ING Pilgrim Investments, LLC to ING Investments, LLC. On February 26, 2001, the name of the Investment Manager changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. From April 1995 to May 10, 2001, ReliaStar Investment Research, Inc. ("RIRI"), formerly, Washington Square Advisers, Inc., served as investment manager to the Fund. RIRI is a wholly owned subsidiary of ReliaStar Financial Corp. From April 1988 through April 1995, the adviser for the Fund was Bankers Centennial Management Corp.

            Prior to May 11, 2001, RIRI served as investment manager to the Portfolios and ING Pilgrim Investments, LLC served as Sub-Adviser to the Stock Portfolio and the equity portion of the Asset Allocation Portfolio of the Fund. Prior to October 1, 1999, the Stock Portfolio and the equity portion of the Asset Allocation Portfolio were managed by another subadviser.

            ING Investments serves pursuant to an Investment Management Agreement ("Investment Management Agreement") between ING Investments and the Fund. The Investment Management Agreement requires the Investment Manager to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Portfolios and to furnish advice and recommendations with respect to investment of the Portfolios' assets and the purchase or sale of their portfolio securities. The Investment Manager also provides investment research and analysis. The Investment Management Agreement provides that the Investment Manager is not subject to liability to the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.

            After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or
      (b) the vote of a "majority" (as defined in the 1940 Act) of the Fund's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Investment Manager by vote cast in person at a meeting called for the purpose of voting on such approval.

            The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Fund's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Investment Manager. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).


            In connection with their deliberations relating to the Fund's current Investment Management Agreement, the Board of Trustees, including the Independent Trustees, considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board of Trustees considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board of Trustees in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of each Portfolio; (2) the nature and quality of the services provided by ING Investments to each Portfolio; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided to each Portfolio; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; and (6) the expenses borne by each Portfolio and a comparison of each Portfolio's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of each Portfolio. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.



            In considering the Investment Management Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of each Portfolio, including performance in relation to a peer group of funds and in relation to a benchmark index or a combination of indexes, and the fee paid by each Portfolio. If the Portfolio had relatively poor performance in relation to a peer group of funds, the Independent Trustees considered the reasons given by management and the actions undertaken, or contemplated, by management to improve such performance.



            In reviewing the terms of the Investment Management Agreement and in discussions with the Investment Manager concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board of Trustees has determined that the Investment Management Agreement is in the interests of the Fund and its shareholders and that the Investment Management fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board of Trustees, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement. The Fund pays the Investment Manager for its services under the Agreement a fee based on an annual percentage of the average daily net assets of each Portfolio. For each Portfolio, the Agreement provides that ING Investments may earn a fee at an annual rate not to exceed 0.50% of the first $100 million of the average daily net assets of the Portfolio, and 0.45% of the average daily net assets of the Portfolio in excess of $100 million. The management fees that can be charged against the Policyholders for all investment advisory services are limited to 0.25 % on an annual basis.


            The variable life insurance policies for which the Portfolios serve as investment vehicles provide as a contractual requirement that each Portfolio's investment advisory fees cannot exceed on an annual basis 0.25% of the Portfolio's average daily net assets. Each Portfolio's investment advisory fees in excess of 0.25% of the Portfolio's average daily net assets are paid by RL and RLNY.


                                                        2002                         2001                            2000
                                                        ----                         ----                            ----
                                                    ADVISORY FEES                ADVISORY FEES                  ADVISORY FEES(5)
                                                    -------------                -------------                  ----------------
Stock Portfolio ....................                                               $91,266(1)                       $166,612
Bond Portfolio......................                                               $14,888(2)                        $14,220
Asset Allocation Portfolio                                                         $65,910(3)                        $89,822
Money Market                                                                       $32,227(4)                        $31,012
Portfolio...........................


(1)   Of which $38,406 was paid to the previous adviser.

(2)   Of which $5,237 was paid to the previous adviser.

(3)   Of which $29,913 was paid to the previous adviser.

(4)   Of which $11,373 was paid to the previous adviser.

(5)   Paid to the previous adviser.

            For the fiscal year ended December 31, 2001, and for the fiscal year ended December 31, 2000, RIRI paid ING Investments, acting as sub-adviser, at the rate of 0.45% of the average daily net assets which ING Investments managed.


      TOTAL SUB-ADVISORY FEES PAID FOR THE CALENDAR YEAR ENDED DECEMBER 31




                                                      2002                          2001                              2000
                                                      ----                          ----                              ----
                                               SUB-ADVISORY FEES             SUB-ADVISORY FEES (1)              SUB-ADVISORY FEES
                                               -----------------             ---------------------              -----------------
Stock Portfolio ....................                                                $34,565                          $149,951
Bond Portfolio......................                                                 $4,713                           $1,067
Asset Allocation                                                                    $26,992                          $43,887
Portfolio...........................
Money Market                                                                        $10,236                           $2,326
Portfolio...........................


(1)   For the period of January 1, 2001 through May 10, 2001.

                           DISTRIBUTION OF FUND SHARES


            Shares of the Fund are distributed by ING Funds Distributor, LLC. ("Distributor") pursuant to a Distribution Agreement between the Fund and the Distributor. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of each Fund. The Fund and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board of Directors who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board of Directors or a majority of the outstanding voting securities of the Fund. See the prospectus for information on how to purchase and sell shares of the Fund. The Distributor, like the Investment Manager, is a wholly- owned indirect subsidiary of ING Group. The former distributor for the Fund was Washington Square Securities, Inc.



            The Distributor received _____ in sales charges, after reallowances to Dealers in connection with the sale of all ING Funds managed by the Investment Manager during calendar years 2002, 2001 and 2000.


SUSPENSION OF REDEMPTIONS

            The Fund may suspend the right of redemption of shares of any Portfolio for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonable practicable;
      (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holder of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

                                    CUSTODIAN

            On October 1, 1997, State Street Bank and Trust Company ("State Street"), a Massachusetts banking institution became Custodian for all the Fund's portfolios and their cash. State Street's address is One Heritage Drive, North Quincy Massachusetts 02171. Previously Crestar Bank, a Virginia banking institution served as custodian for the Fund's portfolios securities and cash. In its capacity as Custodian, State Street maintains certain financial and accounting books and records pursuant to a separate agreement with the Fund.

                            ADMINISTRATION AGREEMENT


            ING Funds Services, LLC ("ING Funds Services" or the "Administrator") (formerly ING Pilgrim Group, LLC) provides administrative services pursuant to an Administration Agreement (the "Administration Agreement"). Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Fund's business, except for those services performed by the Investment Manager under the Investment Management Agreement, the Custodian for the Fund under the Custodian Agreement, [the Transfer Agent under the Transfer Agency Agreement] and such other service providers as may be retained by the Fund from time to time. The Administrator acts as liaison among these service providers to the Fund. The Administrator is also responsible for ensuring that the Fund operate in compliance with applicable legal requirements and for monitoring the Investment Manager for compliance with requirements under applicable law and with the investment policies and restrictions of the Fund. The Administrator is an affiliate of the Investment Manager. Prior to July 26, 2000, RL, successor by merger (on December 31, 1998), to ReliaStar United Services Life Insurance Company ("RUSL") provided administrative, legal and accounting services.

            As compensation, the Fund will pay ING Funds Services a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets.

            The Administration Agreement is renewable from year to year if the Fund's Trustees (including a majority of the Fund's disinterested Trustees) approve the continuance of the Agreement. ING Funds Services or the Fund may terminate the Administration Agreement on 60 days' written notice to the other party.


            During the fiscal years ending December 31, 2002, 2001, and 2000, ING Funds Services and its predecessor received _____, ______, and ______ for their services under their respective Administration Agreement.


                                  LEGAL COUNSEL

            Dechert serves as legal counsel to the Fund and the Portfolios.

                              INDEPENDENT AUDITORS

            KPMG LLP serves as independent auditors for the Fund for the current fiscal year and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

BROKERAGE AND RESEARCH SERVICES

            There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on national stock exchanges and other agency transactions involve the payment of the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction.


            The Investment Management Agreement authorizes the Investment Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Fund. Pursuant to the Investment Management Agreement, the Investment Adviser determines, subject to the instructions of and review by the Board of Trustees, which securities are to be purchased and sold by the Fund and which brokers are to be eligible to execute portfolio transaction of the Fund.


            ING Investments places all orders for the purchase and sale of portfolio securities and options for a Portfolio through a substantial number of broker-dealers. In executing transactions, ING Investments will attempt to obtain the best execution for a Portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of the Fund, ING Investments may pay higher commission rates than the lowest available when ING Investments believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or mark-up.

            Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by ING Investments. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by ING Investments is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by ING Investments. Although there is no specified formula for allocating such transactions, the various allocation methods used by ING Investments, and the results of such allocations, are subject to periodic review by the Fund's Adviser and Board of Trustees.

            It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the adviser for a Portfolio may receive research services from many broker-dealers with which that adviser places the Portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the adviser in advising its various clients (including the Fund), although not all of these services are necessarily useful and of value in managing a Portfolio. The management fee paid by the Portfolio is not reduced because the Investment Manager and its affiliates receive such services.

            As permitted by Section 28(e) of the Securities Exchange Act of 1934, ING Investments may cause a Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in that Act) to ING Investments, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.


            The Fund paid aggregate brokerage commissions of $______, $_______, and $_______ for the three years ended December 31, 2002, 2001, and 2000, respectively.


PORTFOLIO TURNOVER


            For reporting purposes, the portfolio turnover rate of each Portfolio is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the Portfolio during the fiscal year. In determining such portfolio turnover, long-term U.S. Government securities are included. Short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the Portfolio's securities (other than short-term securities) were replaced once during the fiscal year. The portfolio turnover rate for each Portfolio will vary from year to year, depending on market conditions. Because each Portfolio has a different investment objective, each will have a different expected rate of portfolio turnover. A Portfolio cannot accurately predict turnover rate, however the rate will be higher when a Portfolio finds it necessary to significantly change its portfolio or adopt a temporary defensive position. The portfolio turnover rate will not be a limiting factor when management deems it appropriate to buy or sell securities for a particular Portfolio. A high turnover rate would increase commissions expenses and may involve realization of gains.


            The writing of call options by the Stock and Asset Allocation Portfolios may result in higher turnover than otherwise would be the case and, therefore, greater commission expenses.


            In 2002, the Portfolio turnover rate was: Stock Portfolio -- ___%; Bond Portfolio -- ___%; and Asset Allocation Portfolio -- ___%.

                                 NET ASSET VALUE


            As noted in the Prospectus, the NAV and offering price of each class of each Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



            Portfolio securities listed or traded on a national securities exchange or included in the NASDAQ National Market System will be valued at the last reported sale price on the valuation day. Securities traded on an exchange or NASDAQ for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. See "Pricing Of Portfolio Shares" section of the Prospectus. The long-term debt obligations held in a portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.



            Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.



            The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of a Portfolio's valuation). Foreign securities markets may close before a Portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.



            If a significant event which is likely to impact the value of one or more foreign securities held by a portfolio occurs after the time at which the foreign market for such security(ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time a Portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolios are not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio's net asset value.



            Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.



            Options on currencies purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.



            The fair value of other assets is added to the value of all securities positions to arrive at the value of a Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.



            Orders received by dealers prior to the close of regular trading on the NYSE will be confirmed at the offering price computed as of the close of regular trading on the NYSE provided the order is received by the Distributor prior to its close of business that same day (normally 4:00 P.M. Pacific time). It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after the close of regular trading on the NYSE will be confirmed at the next computed offering price as described in the Prospectus.



The Money Market Portfolio



            Pursuant to an exemptive rule of the Securities and Exchange Commission, the Money Market Portfolio's securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Portfolio may tend to be higher than that of a fund or Portfolio with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost by the Portfolio resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield of the purchased shares on that day than he would be able to receive from a fund or Portfolio using solely market values.

      Existing investors in the Portfolio would receive less investment income. The converse is true in a period of rising interest rates.



            The Rule permitting the Portfolio to use the amortized cost method of valuation requires that, under the direction of the Board of Trustees, certain procedures be adopted to monitor and stabilize the price per share of the Portfolio. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by issuers or market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments or U.S. Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Trustees believes would result in a material dilution of shareholders or purchasers, the Board of Trustees will promptly consider what action, if any, should be initiated.



            Under the exemptive Rule of the Securities and Exchange Commission allowing the Fund to use the amortized cost method of valuation of portfolio securities, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, with certain limited exceptions, the Fund cannot invest more than 5% of its assets in the securities of a single issuer (other than government securities). Investments in Second Tier securities in the aggregate must be limited to 5% of the Fund's total assets, and investment in a single Second Tier Security cannot exceed the greater of 1% of total assets or $1 million.



            The Fund can only invest in instruments having remaining maturities of 397 days or less and can only invest in securities determined by ING Investments to be of high quality with minimal credit risks.




                         CALCULATION OF PERFORMANCE DATA

            The Fund is the successor to the Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of ReliaStar United Services Life Insurance Company and Separate Account I (a Stock Account), Separate Account II (a Money Market Account), Separate Account III (a Bond Account) and Separate Account IV (an Asset Allocation Account) of RLNY (collectively, the "RUSL and RLNY Separate Accounts"). On April 30, 1988, the investment-related assets and liabilities of the RUSL and RLNY Separate Accounts were transferred to the Stock, Money Market, Bond and Asset Allocation Portfolios of the Fund. Performance calculations are based upon the RLNY Separate Accounts.

                        THE MONEY MARKET PORTFOLIO YIELD

            To calculate a seven-day yield for the Money Market Portfolio, the Fund uses a hypothetical, pre-existing account having a balance of $100 at the beginning of the seven-day period. The net change in the value of the Portfolio during the seven-day period (excluding any realized gains or losses from the sale of securities and unrealized appreciation and depreciation) is divided by the value of the Account at the beginning of the period and then multiplied by 365/7 to obtain the annual yield to the nearest hundredth of one percent. Since the net change in the seven-day value is used, the values reflect the charges made against the Portfolio.

            The seven-day yield does not necessarily represent the future yield of the Money Market Portfolio. Yields fluctuate on a daily basis and reflect quality, length of maturities, rates of return and market conditions for money market investments suitable for this Portfolio.


            A hypothetical example of how we calculate the seven-day yield for the period ending December 31, 2002, assuming the values used are as follows:



(1)   Value on Dec. 24, 2002                                               $

(2)   Value on Dec. 31, 2002 (exclusive of capital charges)

(3)   Net change: (2) - (1)

(4)   Net change divided by Value on Dec. 24, 2002: (3) divided by (1)

(5)   Seven-day yield annualized (multiplied by 365/7)                          %

                    THE BOND PORTFOLIO, THE STOCK PORTFOLIO,
                THE ASSET ALLOCATION PORTFOLIO - SEC 30 DAY YIELD

            Yield is computed by dividing the net investment income per share deemed earned during the computation period by the maximum offering price per share on the last day of the period according to the following formula:


                                      a - b
                          ----------------------------
                          SEC YIELD = 2[(cd + 1)(6)-1]


Where:      a     = dividends and interest earned during the period;

            B     = expenses accrued for the period (net of
                    reimbursements);

            c     = the average daily number of shares outstanding during
                    the period that were entitled to receive dividends: and,

            d     = the maximum offering price per share on the last day
                    of the period.


            The SEC 30 day yield for the period ending December 31, 2002 for the Bond Portfolio was ___% and the Asset Allocation Portfolio was, ____%.


             THE STOCK PORTFOLIO, THE BOND PORTFOLIO, AND THE ASSET
               ALLOCATION PORTFOLIO - AVERAGE ANNUAL TOTAL RETURN

            Average Annual Total Return is computed by finding the average annual compounded rates of return over 1, 5, and 10 years that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                        P (1+T) (to the power of n) = ERV


Where:      P     = a hypothetical initial payment of $1,000;

            T     = average annual total return;

            n     = number of years; and,

          ERV     = ending redeemable value at the end of the period of a
                    hypothetical $1,000 payment made at the beginning of such period.

            This calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts.


            The average annual return for the Stock Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are ____%, ____% and ____%, respectively. The average annual return for the Bond Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are ____%, ____% and ____%, respectively. The average annual return for the Asset Allocation Portfolio for the one-year, five-year and ten-year period ended December 31, 2002 are ____%, ____% and ____%, respectively.


                             PERFORMANCE COMPARISONS

            Comparative performance information may be used from time to time in advertising each Portfolio's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc. and other entities or organizations which track the performance of investment companies. Each Portfolio's performance also may be compared to the performance of its respective Comparison Index, if any, as described in the Prospectus, and, additionally, to the performance of unmanaged indices. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management cost and expenses.

            Quotations of yield or total return for the Fund will not take into account charges or deductions against the Separate Account to which the Fund shares are sold or charges and deductions against the policies issued by RL and RLNY. Performance information for a Portfolio reflects only the performance of a hypothetical investment in the Portfolio during the particular time period on which the calculation is based. Performance information should be considered in light of the Portfolios' investment objectives and policies, characteristics and quality of the Portfolios, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    TAXATION

            Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the "Code"). If a Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts of income it distributes.


            To qualify for treatment as a regulated investment company, a Portfolio generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Portfolio 's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Portfolio 's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Portfolio does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).


            Generally, in order to avoid a 4% nondeductible excise tax, a Portfolio must distribute to its shareholders during the calendar year the following amounts:

      -     98% of the Portfolio's ordinary income for the calendar year;

      - 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

      - any undistributed ordinary income or capital gain net income for the prior year.

            The excise tax generally is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although the Portfolios believe that they are not subject to the excise tax, they intend to make the distributions required to avoid the imposition of such a tax.

            Each Portfolio also intends to comply with the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code, place certain limitations on assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the related separate account, these regulations are imposed on the assets of the Portfolio. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets is attributable to cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by a Portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

            The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

            In the event that rules or regulations are adopted, there can be no assurance that a Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. A Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

            The discussion of "Taxes" in the Prospectus, in conjunction with the foregoing, is a general summary of applicable provisions of the Code and U.S. Treasury Regulations now in effect as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as the current interpretations thereof, may be changed at any time.

DISTRIBUTIONS

            Distributions of any new investment income by a Portfolio are taxable to the shareholder as ordinary income. Net capital gains will be treated, to the extent distributed, as long-term capital gains in the hands of the shareholder.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

            The Declaration of Trust does not require that the Fund hold annual or regular meetings of shareholders. Meetings of the Shareholders may be called by the Trustees and held at such times the Trustees may from time to time determine, for the purpose of the elections of Trustees or such other purposes as may be specified by the Trustees.

LIABILITY

            Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund, or Portfolio thereof, organized as a Massachusetts business trust. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund, or Portfolio thereof, for all loss and expense of any shareholder held personally liable for the obligations of the Fund or Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund or Portfolio would be unable to meet its obligations.

CODE OF ETHICS

            The Fund has adopted a Code of Ethics governing personal trading activities of all Trustees, officers and personal trading activities of all Trustees, officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Fund or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Fund that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions, however, they are generally required to pre-clear all security transactions with the Fund's Compliance Officer or her designee and to report all transactions on a regular basis. ING Investments and the Distributor have adopted their own Code of Ethics to govern the personal trading activities of their personnel.

INDEPENDENT AUDITORS

            KPMG LLP serves as independent auditors for the Fund for the current fiscal year and audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. KPMG LLP is located at 99 High Street, Boston, MA 02110.

EXPERTS


            The financial statements incorporated herein by reference from each Portfolio's Annual Report to shareholders for the year ended December 31, 2002 have been audited by KPMG LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



                              FINANCIAL STATEMENTS


            The Financial Statements from the Portfolio's December 31, 2002 Annual Report are incorporated by reference in this Statement. Each Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-992-0180.

                                   APPENDIX A
                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS


            (a) Corporate Bonds: Bonds are rated Aa by Moody's Investors Service, Inc. are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds, which are rated A by Moody's may possess favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest as susceptibility to impairment sometime in the future.



            Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.



            Bonds rated AA by Standard & Poor's Corporation are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest-grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.



            Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest, which qualifies for commercial bank investment.


            (b) Commercial Paper: The ratings Prime-1 and Prime-2 are the two highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

            Commercial paper rated A-1 or A-2 by Standard & Poor's has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowance made for unusual circumstances; and
      (5) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

                                   APPENDIX B
                          GLOSSARY OF INVESTMENT TERMS


U.S. GOVERNMENT SECURITIES - are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full. Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of nor guaranteed by the Treasury. However, they involve federal sponsorship in one-way or another: some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, and Federal Home Loan Banks. All of the Portfolios may invest in U.S. Government securities.


MORTGAGE-RELATED SECURITIES - The Bond and Asset Allocation Portfolios may invest in GNMA certificates and FNMA and FHLMC mortgage-backed obligations.

GNMA CERTIFICATES: GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.


FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS: The Federal National Mortgage Association ("FNMA"), a federally chartered and privately owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States, issues participation certificates which represent an interest I a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.


RISKS OF MORTGAGE-RELATED SECURITIES: In the case of mortgage pass-through securities such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a Portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience on the underlying pool of mortgages.

REPURCHASE AGREEMENTS - are agreements by which the Portfolio purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for a Portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities but may be other securities in which the Portfolio might otherwise invest. A Portfolio will enter into repurchase agreements only if they are collateralized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the Portfolio.

A Portfolio will enter only into repurchase agreements that mature in seven days or less. A repurchase agreement subjects a Portfolio to the risk of the ability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In the event the seller does default, the Portfolio may incur (i) a loss if the value of the collateral declines and (ii) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

CERTIFICATES OF DEPOSIT - are certificates issued against funds deposited in a bank, are for definite period of time, earn a specified rate of return, and are normally negotiable.

BANKERS' ACCEPTANCES - are short-term credit instruments issued by corporations to finance the import-export transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. These instruments reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

COMMERCIAL PAPER - All Portfolios may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued by bank holding companies, corporations, and finance companies. The commercial paper purchased by a Portfolio will consist of direct obligations of domestic issuers which, at the time of investment, (i) meet the rating standard for particular Portfolios as specified in the section on Investment Objectives and Policies, or (ii) if not rated, are determined to be of an investment quality comparable to rated commercial paper in which a Portfolio may invest.

CORPORATE DEBT SECURITIES - All Portfolios may invest in corporate debt securities of domestic issuers. The debt securities in which a Portfolio may invest are limited to corporate debt securities (corporate bonds, debentures, notes, and other similar corporate debt instruments) which meet the minimum ratings criteria or other standards set forth for that particular Portfolio, or, if not so rated, are, in the Adviser's opinion, comparable in quality to corporate debt securities in which a Portfolio may invest.

The investment return on corporate debt securities reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with the interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

OPTIONS - CALLS - The Stock Portfolio and the Asset Allocation Portfolio may write (i.e., sell) call options ("calls") if (i) after any sale, not more than 25% of that Portfolio's total assets are subject to calls; (ii) the calls are traded on a domestic securities exchange or board of trade; and (iii) the calls are "covered." The option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are placed in a segregated account by its custodian) upon conversion or exchange of other securities held by the Portfolio. When the Portfolio writes a call, it receives a premium and agrees to sell the callable securities to a purchaser at a fixed exercise price (which may differ from the market price of the underlying security) regardless of market price changes during the call period. The Portfolio may purchase a call only in a "closing purchase transaction" to terminate its obligation on a call which it has written. For as long as the Portfolio remains obligated as a writer of a call, it forgoes the opportunity to profit from increases in the market price of the underlying security above the call price. The principal objective in writing covered calls is to attempt to attain, through the receipt of premiums from expired calls and net profits, if any, from closing purchase transactions, a greater current return than might be realized by holding the securities without writing calls.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

(a)        (1)      Agreement and Declaration of Trust of USLICO Series Fund -
                    Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on
                    April 30, 1997, and incorporated herein by reference.


           (2) Certificate of Amendment of Declaration of Trust - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


(b) USLICO Series Fund Bylaws - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

(c)                 Not Applicable.

(d)        (1)      Investment Advisory Agreement by and between USLICO Series
                    Fund and ReliaStar Investment Research, Inc. (formerly,
                    Washington Square Advisers, Inc.) - Filed as an Exhibit to
                    Post-Effective Amendment No. 9 to the Registrant's
                    Registration Statement on Form N-1A on April 30, 1996, and incorporated herein by reference.


           (2) Investment Managment Agreement by and between USLICO Series Fund and ING Pilgrim Investments, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


           (3) Sub-Investment Advisory Agreement by and between Pilgrim BaxterValue Investors, Inc. (formerly Newbold's Asset Management, Inc.) and Washington Square Advisers, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

           (4) Subadvisory Agreement by and between Pilgrim Advisors, Inc. and Reliastar Investment Research, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A on March 1, 2000, and incorporated herein by reference.

(e)        (1)      Distribution Agreement by and between USLICO Series Fund and
                    Washington Square Securities, Inc. - Filed as an Exhibit to
                    Post-Effective Amendment No. 10 to the Registrant's
                    Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

           (2) Form of Distribution Agreement by and between USLICO and WashingtonSquare Securities, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.


           (3) Form of Distribution Agreement by and between USLICO and ING Funds Distributor, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's
                    Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


(f)                 Not Applicable.

(g)        (1)      Custodian Contract by and between USLICO Series Fund and
                    State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's
                    Registration Statement on Form N-1A on April 29, 1998, and incorporated herein by reference.


           (2) Form of Custodian and Investment Accounting Agreement by and between USLICO Series Fund and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.



           (3) Form of Amendment to Custodian and Investment Accounting Agreement by and between USLICO Series Fund and State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's
                    Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


(h)        (1)      Administrative Services Agreement by and between USLICO
                    Series Fund, Washington Square Advisers, Inc. and ReliaStar
                    United Services Life Insurance Company - Filed as an Exhibit to Post-Effective Amendment No. 10 to the Registrant's
                    Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

           (2) Form of Administration Agreement between USLICO Series Fund and ING Pilgrim Group, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.


           (3) Amendment to Administration Agreement between USLICO Series Fund and ING Pilgrim Group, LLC - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.



           (4) Form of Expense Limitation Agreement - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.


(i)        (1)      Opinion and Consent of Robert B. Saginaw - Filed as an
                    Exhibit to Post-Effective Amendment No. 10 to the
                    Registrant's Registration Statement on Form N-1A on April
                    30, 1997, and incorporated herein by reference.


(j)        (1)      Consent of Dechert - To be Filed by Amendment.



           (2)      Consent of Independent Accountants - To be Filed by
                    Amendment.

(k)                 Not Applicable.

(l)                 Not Applicable.

(m)                 Not Applicable.

(n)                 Not Applicable.

(o)                 Not Applicable.

(p)        (1)      Code of Ethics of the Registrant and ING Pilgrim
                    Investments, LLC. - Filed as an Exhibit to Post-Effective
                    Amendment No. 15 to the Registrant's Registration Statement on Form N-1A on May 1, 2000, and incorporated herein by reference.

           (2) Code of Ethics of ReliaStar Investment Research, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A on May 1, 2000, and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

See "Management of the Fund" in the Prospectus and Statement of Additional Information.


ITEM 25. INDEMNIFICATION

      Reference is made to Article V of the Registrant's Agreement and Declaration of Trust, which is incorporated by reference herein.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant) of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

      Information as to the directors and officers of ING Investments, LLC ( "ING Investments," formerly, ING Pilgrim Investments), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of ING Investments in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS


(a) ING Funds Distributor LLC, (formerly, ING Pilgrim Securities Inc.) is the principal underwriter for the Registrant and for ING VP Emerging Markets Fund, Inc., ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING VP Natural Resources Trust, ING Prime Rate Trust, ING Senior Income Fund, ING Variable Insurance Trust, and ING Variable Products Trust.


(b) Information as to the directors and officers of the Distributor, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Distributor in the last two years, is included in its application for registration as a broker-dealer on Form BD (File No. 8-48020) filed under the Securities Exchange Act of 1934 and is incorporated herein by reference thereto.

(c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


      The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder, will be maintained at c/o ReliaStar Life Insurance Company, 20 Washington Avenue S., Route 1212 Minneapolis, MN 55401, or c/o ING Investments, LLC., 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.


ITEM 29. MANAGEMENT SERVICES

            Not Applicable.

ITEM 30. UNDERTAKINGS

            None.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 11th day of February, 2003.

                               USLICO SERIES FUND

                               By:   /s/ Kimberly A. Anderson
                                     ------------------------------
                                     Kimberly A. Anderson
                                     Vice President and Secretary

      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                              TITLE                                DATE
     ---------                              -----                                ----
                                       Trustee and Chairman                 February 11, 2003
-------------------------------
        John G. Turner*

                                       President and Chief Executive        February 11, 2003
                                       Officer
-------------------------------
       James M. Hennessy*
                                       Executive Vice President and         February 11, 2003
                                       Principal Financial Officer
-------------------------------
       Michael J. Roland*

                                       Trustee                              February 11, 2003
-------------------------------
        Paul S. Doherty*

                                       Trustee                              February 11, 2003
-------------------------------
       J. Michael Earley*

                                       Trustee                              February 11, 2003
-------------------------------
    R. Barbara Gitenstein*

                                       Trustee                              February 11, 2003
-------------------------------
       R. Glenn Hilliard*

                                       Trustee                              February 11, 2003
-------------------------------
      Walter H. May, Jr.*

                                       Trustee                              February 11, 2003
-------------------------------
      Thomas J. McInerney*

                                       Trustee                              February 11, 2003
-------------------------------
          Jock Patton*

                                       Trustee                              February 11, 2003
-------------------------------
       David W.C. Putnam*

                                       Trustee                              February 11, 2003
-------------------------------
        Blaine E. Rieke*

                                       Trustee                              February 11, 2003
-------------------------------
       Roger B. Vincent*

                                       Trustee                              February 11, 2003
-------------------------------
     Richard A. Wedemeyer*


*By:   /s/ Kimberly A. Anderson
       --------------------------
       Kimberly A. Anderson
       Attorney-in-Fact**


** Powers of Attorney for Trustees, James M. Hennessy and Michael Roland were filed as attachments to Post-Effective Amendment No. 18 to the Registrant's Form N-1A Registration Statement as filed on April 18, 2002, and are incorporated herein by reference.